                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6589

                                   FIRST FUNDS
                                   -----------
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Traci A. Thelen, Secretary
                                   First Funds
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                             ----------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2003
                                             -----------------

Item 1.   REPORTS TO SHAREHOLDERS

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

[GRAPHIC]

SEMI-ANNUAL REPORT

DECEMBER 31, 2003

[FIRST FUNDS(SM) LOGO]

[GRAPHIC]

                                                        LETTER FROM THE CHAIRMAN

DEAR SHAREHOLDERS:

Although the economic recovery had a shaky start in early 2003, a rebound began to appear during the previous six months. Since July 2003, the U.S. economy has experienced a brighter employment picture, increased consumer spending, stronger gross domestic product growth, and rising consumer confidence.

During the six-month period, the unemployment rate dropped from 6.2% in July to 5.7% in December. In the July-to-September quarter, the economy experienced an 8.2% annual growth rate, up from 3.1% for the previous quarter. An annual refinance record of $2.2 trillion in mortgages, along with the tax cuts earlier in 2003, may have helped the surge in economic growth as well as the rise in personal consumption expenditures.

Consumer spending remained on solid footing throughout the period, as the Department of Commerce announced that total U.S. retail and food services sales for the October through December quarter were up 6.9 percent from the same period a year ago. These, and other indicators, helped play a role to shift consumer confidence from a low of 76.7 in July to 91.3 in December.

In other positive news, the stock markets, as measured by several indexes, finished 2003 with strong gains. In December, the NASDAQ Composite Index closed above 2000 for the first time since January 2002. Similarly, the S&P 500 Index finished the year on a high note, returning 26.38% for the year.

As might be expected with cyclical markets, bond funds fell behind in 2003 after beating stock funds for three years in a row. During the period, uncertainty surrounding future interest rate hikes created volatility for fixed income investments.

At year-end, the Federal Open Market Committee maintained its target for the federal funds rate at 1%. Also in December, the Federal Reserve (the Fed) changed its assessment of inflation risk, moving one step closer to raising interest rates. Prior to this, the Fed had stated the probability of an unwelcome fall in inflation was minor but still greater than an increase in inflation. The Fed now says the probability of a fall in inflation has diminished.

If inflation does occur, it could present benefits to the U.S. economy yet prove detrimental to the bond market. A weaker dollar makes American goods and services more competitively priced relative to imports, which could increase the demand for American products. A weaker dollar could also help to stop the deflation of import prices, giving U.S. companies more pricing power. On the down side, inflation could negatively affect the bond market by causing yields to rise and prices to fall.

In addition to inflation, other areas of concern for the near-term include renewed fears of terrorism, a growing U.S. deficit, the ongoing conflict with Iraq, and a continued lack of job creation - all of which could affect the stability of the economy and, consequently, the stock and bond markets.

FUND NEWS

In October, a new manager joined the First Funds Core Equity Portfolio. Mark Cronin, senior portfolio manager and vice president, joined David Thompson to become co-manager of the First Funds Core Equity Portfolio. Cronin, a Chartered Financial Analyst (CFA), brings 19 years of investment experience. Since joining Highland Capital in 1999, he has provided investment research advice to First Tennessee Bank's Trust Division and covered the stocks held in the Core Equity Portfolio.

As you are probably aware, considerable media attention has been focused on the mutual fund industry and investigations into market timing and late trading activities since early September. Market timing refers to the practice of quickly trading in and out of mutual fund shares in an attempt to make a fast profit, which can adversely impact the performance of a Portfolio. As a reminder, the First Funds prospectus provides that the funds can refuse any purchase order, whether directly or by exchange, by market timers.

Late trading concerns the buying or selling of mutual fund shares after the official close of the stock market while still obtaining the closing price for that day. Only trades received directly from investors before 2 p.m. Eastern time for the Money Market Portfolios and 4 p.m. Eastern time for all other Portfolios receive that day's closing price.

Also, in compliance with new Securities and Exchange Commission rules, First Funds will name a chief compliance officer in the coming year. The officer's role will be to advise on policies and procedures designed to protect fund investors.

For more than 10 years, First Funds has remained committed to conducting business in the best interests of fund shareholders. We have worked hard to improve our policies and procedures to justify investor trust, and we do not take this trust for granted. In turn, we urge investors to continue their active participation with their financial matters, so that their goals may be achieved.

As always, we appreciate the confidence you have shown in us by letting us manage your money.

Sincerely,


/s/ Richard C. Rantzow

Richard C. Rantzow
Chairman, Board of Trustees

[SIDENOTE]

FIRST FUNDS

-  Are NOT insured by the FDIC or any other governmental agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

- Although the Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

[GRAPHIC]

                                               FIRST FUNDS CORE EQUITY PORTFOLIO

CORE EQUITY PORTFOLIO MANAGERS
DAVID THOMPSON AND MARK CRONIN

[PHOTO OF DAVID THOMPSON AND MARK CRONIN]

Mr. THOMPSON is senior vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. After graduating from the University of Mississippi in 1981, he worked as an analyst for Gulf Oil for three years, then went on to receive an MBA from the University of North Carolina in 1986.
Mr. Thompson has 15 years of investment experience including nine years of experience managing both individual and institutional investment portfolios at major regional banks. He joined Highland Capital's equity team in 1995.

Mr. CRONIN is vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. He has two decades of investment experience and earned a BA from the University of Washington. Former employers include Merrill Lynch and Paine Webber. Prior to joining Highland Capital in 1999, Mr. Cronin was senior portfolio manager and vice president with First Chicago NBD.


FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

From July through December, more positive news was delivered to equity investors than the corresponding period in 2002. Instead of ongoing reports of earnings cuts, weak labor markets and negative returns, the six month period resulted in analysts raising earnings estimates, and economists forecasting improved economic growth. Even the anemic labor market began to show improvement as 2003 ended with initial jobless claims dropping to a level not seen since January 2001.

The stock market posted a positive return from July through September, with the S&P 500 Index gaining 2.65%. During the same time, corporate profits continued to improve posting an increase of 17.5%. Information technology was the leading sector of that period with a return of 10.80%, as orders for computing/electronic products sustained their year over year growth.

The last three months of 2003 saw the market finish with a flourish as the S&P 500 gained 12.15%. The best performing stocks in the Portfolio during this period included FleetBoston Financial Corp., which gained 46% as BankAmerica bid to acquire the Boston-based banking firm. Texas Instruments, Inc. was also a top performer. The company gained 29% and continued to benefit from an improved environment in the technology sector. Kohl's was the weakest performing stock in the Portfolio as the retailer suffered disappointing same store sale results versus 2002.

For the foreseeable future, the outlook appears optimistic due to a strengthening economy, low inflation, low interest rates and an improvement in earnings. While all major sectors of the stock market produced positive returns in 2003, we believe stock selection will be of paramount importance in 2004. In accordance with our strategy for growth, we will continue to seek and select the stocks of quality companies that we believe are being sold at attractive valuations due to short-term problems.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                         AS OF DECEMBER 31, 2003

Financials                                30.9%
     Insurance                    13.6%
     Diversified Financials       11.6%
     Banks                         5.7%
Consumer Discretionary                    17.4%
Information Technology                    14.6%
Healthcare                                12.3%
Consumer Staples                           9.6%
Telecommunications                         5.1%
Industrials                                5.0%
Energy                                     3.5%
Money Market Mutual Funds                  1.6%

          CUMULATIVE                           AVERAGE ANNUAL
         TOTAL RETURN*                          TOTAL RETURN*

             SINCE                                                       SINCE
           INCEPTION         1 YEAR        5 YEAR        10 YEAR       INCEPTION
--------------------------------------------------------------------------------
Class I       249.24%        30.60%         2.57%         12.53%        12.75%

Class A       222.23%        22.77%         1.10%         11.62%        11.89%

Class B       212.59%        24.32%         1.11%         11.30%        11.56%

Class C       213.02%        28.27%         1.52%         11.31%        11.57%

S&P 500       199.70%        28.67%        (0.56)%        11.06%        11.11%

[CHART]

COMPARISON OF 10 YEAR CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS CORE EQUITY PORTFOLIO (CLASS I) AND THE S&P 500.

               CORE EQUITY PORTFOLIO (CLASS I)            S&P 500
12/31/1993            $    750,000                     $    750,000
                      $    783,225                     $    775,500
                      $    769,049                     $    754,484
                      $    743,439                     $    721,588
                      $    755,557                     $    730,825
                      $    767,646                     $    742,810
                      $    751,295                     $    724,611
                      $    774,135                     $    748,379
                      $    813,461                     $    779,062
                      $    797,029                     $    759,975
                      $    808,984                     $    777,075
                      $    779,052                     $    748,789
12/31/1994            $    789,569                     $    759,871
                      $    813,730                     $    779,552
                      $    836,433                     $    809,954
                      $    859,937                     $    833,848
                      $    881,951                     $    858,447
                      $    908,586                     $    892,784
                      $    933,027                     $    913,497
                      $    966,616                     $    943,825
                      $    966,616                     $    946,185
                      $    981,212                     $    986,114
                      $    964,335                     $    982,564
                      $  1,007,340                     $  1,025,700
12/31/1995            $  1,022,560                     $  1,045,490
                      $  1,063,970                     $  1,081,040
                      $  1,080,250                     $  1,091,100
                      $  1,110,390                     $  1,101,570
                      $  1,121,820                     $  1,117,760
                      $  1,154,360                     $  1,146,600
                      $  1,152,740                     $  1,150,960
                      $  1,107,900                     $  1,100,080
                      $  1,134,820                     $  1,123,300
                      $  1,187,250                     $  1,186,540
                      $  1,219,190                     $  1,219,290
                      $  1,306,110                     $  1,311,460
12/31/1996            $  1,287,700                     $  1,285,500
                      $  1,368,440                     $  1,365,840
                      $  1,356,260                     $  1,376,500
                      $  1,328,450                     $  1,319,920
                      $  1,368,440                     $  1,398,720
                      $  1,451,100                     $  1,483,900
                      $  1,485,050                     $  1,550,380
                      $  1,612,320                     $  1,673,790
                      $  1,557,340                     $  1,580,060
                      $  1,665,730                     $  1,666,650
                      $  1,625,420                     $  1,610,980
                      $  1,711,240                     $  1,685,570
12/31/1997            $  1,753,170                     $  1,714,560
                      $  1,767,720                     $  1,733,590
                      $  1,872,370                     $  1,858,580
                      $  1,974,410                     $  1,953,740
                      $  1,971,650                     $  1,973,480
                      $  1,915,060                     $  1,939,530
                      $  1,968,110                     $  2,018,280
                      $  1,929,730                     $  1,996,680
                      $  1,663,810                     $  1,707,960
                      $  1,784,440                     $  1,817,440
                      $  1,926,120                     $  1,965,200
                      $  2,032,250                     $  2,084,290
12/31/1998            $  2,152,160                     $  2,204,350
                      $  2,223,610                     $  2,297,150
                      $  2,224,500                     $  2,225,480
                      $  2,299,680                     $  2,314,500
                      $  2,365,690                     $  2,404,070
                      $  2,352,440                     $  2,347,330
                      $  2,473,820                     $  2,477,610
                      $  2,436,960                     $  2,400,310
                      $  2,385,060                     $  2,388,310
                      $  2,380,520                     $  2,322,870
                      $  2,583,580                     $  2,469,910
                      $  2,578,930                     $  2,520,040
12/31/1999            $  2,633,090                     $  2,668,480
                      $  2,563,440                     $  2,534,520
                      $  2,480,070                     $  2,486,620
                      $  2,710,130                     $  2,729,810
                      $  2,644,670                     $  2,647,640
                      $  2,699,570                     $  2,593,360
                      $  2,675,290                     $  2,657,420
                      $  2,662,620                     $  2,615,960
                      $  2,809,430                     $  2,778,410
                      $  2,809,420                     $  2,631,710
                      $  2,931,980                     $  2,620,660
                      $  2,827,380                     $  2,414,150
12/31/2000            $  2,913,720                     $  2,425,980
                      $  2,900,370                     $  2,512,100
                      $  2,762,030                     $  2,283,000
                      $  2,597,000                     $  2,138,490
                      $  2,709,910                     $  2,304,650
                      $  2,739,050                     $  2,320,090
                      $  2,656,470                     $  2,263,710
                      $  2,632,180                     $  2,241,530
                      $  2,494,920                     $  2,101,210
                      $  2,349,240                     $  1,931,640
                      $  2,382,080                     $  1,968,530
                      $  2,541,460                     $  2,119,520
12/31/2001            $  2,555,000                     $  2,138,170
                      $  2,459,880                     $  2,106,950
                      $  2,374,010                     $  2,066,290
                      $  2,463,850                     $  2,143,980
                      $  2,305,230                     $  2,014,060
                      $  2,274,830                     $  1,999,150
                      $  2,084,500                     $  1,856,810
                      $  1,908,480                     $  1,712,170
                      $  1,949,510                     $  1,723,300
                      $  1,713,890                     $  1,536,150
                      $  1,859,700                     $  1,671,170
                      $  1,985,620                     $  1,769,440
                      $  1,870,550                     $  1,665,570
12/31/2002            $  1,850,650                     $  1,622,100
                      $  1,840,040                     $  1,597,770
                      $  1,851,960                     $  1,613,270
                      $  2,047,110                     $  1,746,040
                      $  2,150,660                     $  1,837,880
                      $  2,142,020                     $  1,861,410
                      $  2,176,570                     $  1,894,170
                      $  2,181,890                     $  1,931,100
                      $  2,199,140                     $  1,910,630
                      $  2,344,150                     $  2,018,580
                      $  2,360,110                     $  2,036,350
12/31/2003            $  2,442,863                     $  2,143,053

PLEASE NOTE: CLASS I INCEPTION IS AUGUST 2, 1993. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT, AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 8/2/1993. ON 12/9/1993, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A ..75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. PERFORMANCE INFORMATION PRIOR TO 12/9/1993 FOR CLASS C SHARES IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEES, WHICH, IF INCLUDED, WOULD LOWER CLASS C PERFORMANCE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST YEAR AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 29.27% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 12/20/1995, WHICH INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 5.75% INITIAL SALES CHARGE. PERFORMANCE INFORMATION FOR CLASS A SHARES PRIOR TO THEIR INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEES WHICH, IF INCLUDED, WOULD LOWER CLASS A PERFORMANCE. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 1.00% DISTRIBUTION FEE. PERFORMANCE INFORMATION FOR CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C AND CLASS I PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE PORTFOLIO ARE SUBJECT TO A 5.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS.

[GRAPHIC]

                                      FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO

CAPITAL APPRECIATION PORTFOLIO MANAGERS
PORTFOLIO MANAGEMENT TEAM

[PHOTO]

A team of Portfolio Managers is responsible for the day-to-day operations of the Portfolio. The team is led by GERALD S. FREY, Managing Director/Chief Investment Officer, growth equities of Delaware Investments who has 23 years of professional experience.

Other team members: MARSHALL T. BASSETT, Senior Vice President/Portfolio Manager, Consumer and Retail Sector Specialty; JOHN A. HEFFERN, Senior Vice President/Portfolio Manager, Business & Financial Services Sector;
FRANCIS J. HOUGHTON, JR. (not pictured), Senior Vice President/Portfolio Manager, Healthcare Sector Specialty; JEFFREY W. HYNOSKI, Vice
President/Portfolio Manager, Technology Sector Specialty; STEVEN T. LAMPE, Vice President/Portfolio Manager, Healthcare Sector Specialty; and LORI P. WACHS, Vice President/Portfolio Manager, Consumer & Retail Sector Specialty.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

Improving sentiment regarding an overall economic rebound drove stocks higher over the past six months. Small-capitalization stocks continued to outperform larger stocks with the Russell 2000 Index up considerably more than the large-capitalization Russell 1000 Index. The rally was broad-based as the majority of stocks posted solid gains during the period. Starting with the second quarter of 2003, stocks have risen for three consecutive quarters, which marks the longest sustained rally since 1999.

Among individual stocks, Urban Outfitters, Inc. was the biggest positive contributor to the Portfolio's performance as it was up more than 100% due to reported strong earnings and sales gains. Coach, Inc. was another retailer that posted solid results during the period as the stock was up by more than 50%. Cymer, Inc. was one of the Portfolio's best performing technology stocks.

CV Therapeutics was one of the biggest negative contributors to the Portfolio's performance during the period as it declined more than 50% after receiving disappointing news concerning its developmental drug for angina. As a result of this development, we reduced the Portfolio's holdings in the stock. Mediacom was another company that experienced a large dip based on disappointing subscriber growth during the period.

In summary, the market's strength over the past year has given hope that the long bear market may finally be at an end. For 2004 our outlook for the overall economy remains positive with leading indicators continuing to show signs that point to a sustainable improvement. Going forward we remain committed to finding and holding the stocks of companies that we believe may have solid competitive advantages and may be able to thrive in the current environment.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                         AS OF DECEMBER 31, 2003

  Healthcare                             22.0%
  Technology                             19.6%
  Financials                             17.8%
  Consumer Non-Durables                  13.2%
  Consumer Services                      11.0%
  Business Services                       5.4%
  U.S. Government & Agency Obligations    5.4%
  Consumer Durables                       2.3%
  Transportation                          1.9%
  Capital Goods                           1.4%

                  CUMULATIVE                AVERAGE ANNUAL
                 TOTAL RETURN*               TOTAL RETURN*

                    SINCE                                     SINCE
                  INCEPTION       1 YEAR        5 YEAR      INCEPTION
---------------------------------------------------------------------
Class I             44.57%        47.57%         7.52%         5.99%

Class A             26.85%        38.72%         5.87%         3.88%

Class B             29.51%        41.24%         6.24%         4.22%

Class C             28.24%        45.22%         6.35%         4.06%

Russell 2000
Growth Index         3.74%        48.54%         0.66%         0.58%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO (CLASS I) AND THE RUSSELL 2000 GROWTH INDEX.

               CAPITAL APPRECIATION           RUSSELL 2000
                PORTFOLIO (CLASS I)           GROWTH INDEX
                   $    750,000               $    750,000
  9/2/1997         $    788,250               $    809,850
                   $    728,974               $    761,259
                   $    720,007               $    743,141
                   $    742,543               $    743,587
                   $    745,514               $    733,697
                   $    816,785               $    798,483
                   $    861,790               $    832,019
                   $    863,255               $    837,094
                   $    808,524               $    776,238
 6/30/1998         $    805,533               $    784,155
                   $    750,032               $    718,678
                   $    597,025               $    552,807
                   $    611,294               $    608,862
                   $    657,813               $    640,645
                   $    694,585               $    690,359
                   $    754,389               $    752,836
                   $    728,212               $    786,714
                   $    670,537               $    714,729
                   $    691,324               $    740,174
                   $    722,088               $    805,531
                   $    750,538               $    806,820
 6/30/1999         $    789,791               $    849,339
                   $    772,100               $    823,095
                   $    748,242               $    792,311
                   $    745,923               $    807,603
                   $    762,855               $    828,277
                   $    831,283               $    915,826
                   $    964,288               $  1,077,290
                   $    947,371               $  1,067,270
                   $  1,184,210               $  1,315,620
                   $  1,224,200               $  1,177,350
                   $  1,116,540               $  1,058,440
                   $  1,008,890               $    965,718
 6/30/2000         $  1,112,700               $  1,090,490
                   $  1,114,240               $    997,033
                   $  1,189,600               $  1,101,920
                   $  1,181,140               $  1,047,160
                   $  1,122,700               $    962,127
                   $    971,978               $    787,405
                   $  1,059,560               $    835,594
                   $  1,055,590               $    903,193
                   $    925,503               $    779,365
                   $    831,165               $    708,521
                   $    897,698               $    795,244
                   $    963,238               $    813,694
 6/30/2001         $    991,043               $    836,884
                   $    879,824               $    765,498
                   $    832,158               $    717,654
                   $    723,918               $    601,825
                   $    794,423               $    659,720
                   $    842,089               $    714,807
                   $    921,531               $    759,340
                   $    883,796               $    732,307
                   $    831,165               $    684,927
                   $    889,754               $    744,447
                   $    879,824               $    728,367
                   $    847,054               $    685,757
 6/30/2002         $    797,402               $    627,605
                   $    697,106               $    530,640
                   $    702,072               $    530,056
                   $    662,350               $    491,998
                   $    697,106               $    507,742
                   $    762,646               $    553,033
                   $    734,842               $    522,284
                   $    716,967               $    512,642
                   $    698,099               $    498,647
                   $    724,911               $    505,678
                   $    797,402               $    553,262
                   $    887,768               $    615,228
 6/30/2003         $    907,629               $    626,548
                   $    953,308               $    673,727
                   $    991,043               $    709,637
                   $    960,259               $    691,328
                   $  1,029,770               $    750,851
                   $  1,085,380               $    775,029
12/31/2003         $  1,084,388               $    778,051

PLEASE NOTE: CLASS I INCEPTION IS SEPTEMBER 2, 1997. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 9/2/1997. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 10/2/1997. THESE SHARES INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 5.75% INITIAL SALES CHARGE. ON 10/2/1997, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST YEAR AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 46.22% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 1.00% DISTRIBUTION FEE. CLASS B SHARES OF CAPITAL APPRECIATION PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE PORTFOLIO ARE SUBJECT TO A 5.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS.

[GRAPHIC]

                                         FIRST FUNDS INTERMEDIATE BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO MANAGERS
RALPH W. HERBERT, TED L. FLICKINGER, JR. AND MICHAEL W. HOLT

[PHOTO OF RALPH W. HERBERT, TED L. FLICKINGER, JR. AND MICHAEL W. HOLT]

Mr. HERBERT is vice president for Martin & Company, the sub-adviser to the Portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank. That bank merged with First Tennessee Bank in 1991.
Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Tennessee National Corporation.

Mr. FLICKINGER is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 22-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

Mr. HOLT is a Chartered Financial Analyst, holds an MBA and is senior vice president for Martin & Company. Prior to joining the firm in 2002, he was senior vice president, fixed income portfolio manager, and head of fixed income research for Wachovia Asset Management. Mr. Holt's 17-year investment career also included being a fixed income portfolio manager with Third National Bank (now Sun Trust) and a fixed income account representative with Morgan Keegan & Company.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

By many measures, the economy grew during the July through September period. As a result, the performance of various indexes and sectors of the bond market indicated that shorter maturities and bonds sensitive to improvement in credit quality had better performance. For the fourth quarter in a row, lower quality issues outperformed higher quality ones.

In July, we extended the targeted duration of the Portfolio, moving the Portfolio target from 80% to 90% of the benchmark. We utilized Treasury securities and corporate bonds to increase the duration, generating cash for purchases from the sale of short agency issues.

From October through December, bond prices generally dropped as rates trended higher. The price declines throughout the yield curve were generally offset by coupon income resulting in returns that were slightly negative to slightly positive.

From October through December, AAA-rated issues had a return of -0.02% based on the Lehman Brothers Intermediate AAA Credit Index, while BBB-rated issues generated a return of 1.01%, based on the Lehman Brothers Intermediate BBB Credit Index. The Lehman Brothers High Yield Index, which contains junk (less than investment grade) bonds, was up 5.91% for the quarter.

When interest rates declined in October, the Portfolio's duration was reduced from 90% to 85% of the Lehman Brothers Intermediate Government/Credit Index. Throughout the quarter, real interest rates remained low by historical standards. In response to these low rates, we concentrated the Portfolio in corporate and agency bonds, and both performed better than Treasury securities of comparable duration.

Also during the October through December period, we added to the Portfolio's corporate allocation by increasing its holdings in the finance sector. Consequently, we reduced the Portfolio's Treasury holdings to increase exposure to corporate bonds.

Despite two quarters of strong performance by junk bonds we will continue to focus on high grade bonds. Managing credit quality is a key component of our risk management process.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                         AS OF DECEMBER 31, 2003

U.S. Government & Agency Obligations             49.5%
Financials                                       35.5%
     Banks                            12.2%
     Broker/Dealers                   11.5%
     Financial Services                9.4%
     Insurance                         2.4%
Industrials                                      13.8%
Utilities                                         0.7%
Money Market Mutual Funds                         0.5%

                     CUMULATIVE           AVERAGE ANNUAL
                   TOTAL RETURN*           TOTAL RETURN*

                       SINCE                                 SINCE
                     INCEPTION     1 YEAR      5 YEAR      INCEPTION
Class I               45.25%         3.18%       6.39%       6.61%
Class A               38.05%        (0.69)%      5.36%       5.70%
Class B               36.27%        (1.52)%      5.23%       5.66%
Class C               37.27%         1.52%       5.56%       5.80%
Lehman Bros.
Intermediate
Gov't/Credit Index    47.77%         4.30%       6.65%       6.92%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS INTERMEDIATE BOND PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX.

                 INTERMEDIATE BOND    LEHMAN BROTHERS INTERMEDIATE
                PORTFOLIO (CLASS I)       GOV'T/CREDIT INDEX
  3/2/1998         $    750,000               $    750,000
                   $    752,100               $    752,400
                   $    755,785               $    756,162
                   $    761,832               $    761,682
 6/30/1998         $    766,250               $    766,557
                   $    768,472               $    769,240
                   $    779,923               $    781,317
                   $    795,131               $    800,928
                   $    794,893               $    800,127
                   $    795,528               $    800,047
                   $    798,870               $    803,247
                   $    802,784               $    807,665
                   $    794,435               $    795,792
                   $    799,202               $    801,761
                   $    800,640               $    804,246
                   $    794,876               $    798,053
 6/30/1999         $    793,842               $    798,612
                   $    792,890               $    797,893
                   $    793,603               $    798,532
                   $    801,698               $    805,958
                   $    803,141               $    808,053
                   $    804,507               $    809,104
                   $    801,047               $    806,434
                   $    798,241               $    803,450
                   $    803,616               $    810,038
                   $    811,796               $    818,463
                   $    811,438               $    816,580
                   $    812,061               $    817,887
 6/30/2000         $    825,426               $    832,282
                   $    831,178               $    838,607
                   $    842,155               $    848,503
                   $    850,465               $    856,224
                   $    855,416               $    860,163
                   $    868,197               $    871,861
                   $    886,416               $    887,903
                   $    898,475               $    902,465
                   $    906,746               $    911,038
                   $    913,454               $    918,053
                   $    911,215               $    915,666
                   $    915,320               $    920,794
 6/30/2001         $    918,509               $    924,201
                   $    936,282               $    943,424
                   $    944,954               $    952,858
                   $    963,716               $    966,770
                   $    977,960               $    982,819
                   $    968,118               $    972,990
                   $    963,607               $    967,639
                   $    968,635               $    972,671
                   $    974,521               $    980,355
                   $    958,654               $    965,453
                   $    974,097               $    981,383
                   $    987,639               $    991,197
 6/30/2002         $    997,445               $    999,721
                   $  1,013,900               $  1,011,520
                   $  1,024,570               $  1,026,590
                   $  1,039,150               $  1,044,970
                   $  1,038,150               $  1,040,890
                   $  1,037,100               $  1,039,950
                   $  1,055,870               $  1,062,620
                   $  1,053,810               $  1,062,520
                   $  1,068,620               $  1,077,500
                   $  1,067,400               $  1,078,580
                   $  1,074,180               $  1,086,770
                   $  1,091,970               $  1,108,620
 6/30/2003         $  1,090,660               $  1,107,840
                   $  1,062,660               $  1,077,710
                   $  1,064,010               $  1,080,300
                   $  1,089,710               $  1,107,630
                   $  1,079,710               $  1,097,220
                   $  1,079,950               $  1,098,750
12/31/2003         $  1,089,484               $  1,108,311

PLEASE NOTE: CLASS I INCEPTION IS MARCH 2, 1998. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 3/2/1998. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 3/9/1998. THESE SHARES INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 3.50% INITIAL SALES CHARGE. ON 5/19/1998, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .50% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE SIXTEEN MONTHS AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 2.52% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 10/28/2002. THESE SHARES INCLUDE A 0.70% DISTRIBUTION FEE. CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B SHARES OF THE INTERMEDIATE BOND PORTFOLIO ARE SUBJECT TO A 4.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS. TREASURY BONDS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF INTEREST AND REPAYMENT OF PRINCIPAL IF HELD TO MATURITY.

[GRAPHIC]

                                        FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO

TENNESSE TAX-FREE PORTFOLIO MANAGERS
RALPH W. HERBERT AND TED L. FLICKINGER, JR.

[PHOTO OF RALPH W. HERBERT AND TED L. FLICKINGER, JR.]

Mr. HERBERT is vice president for Martin & Company, the sub-adviser to the Portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank. That bank merged with First Tennessee Bank in 1991.
Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Tennessee National Corporation.

Mr. FLICKINGER is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 22-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

The economy, as measured by GDP, grew by 8.2% from July through September. Interest rates rose significantly during July, changed little in August, then fell back dramatically in September to finish slightly higher than at the beginning of the quarter. As a result, intermediate-term municipal bonds finished the quarter with slightly positive returns.

Ten-year, AA-rated municipal bonds yielded 88% of the 10-year Treasury note at the end of September. This relative value was close to year-to-date lows. Additionally, the municipal high-grade yield curve remained very steep with 10-year municipals yielding almost 2.5% more than one-year bonds.

In late July and early August, we extended the duration of the Portfolio from
5.1 years to 5.3 years as interest rates rose almost 0.75% in July. We accomplished the extension by selling very short maturity bonds and spending cash from called bonds to purchase 10- to 13-year bonds.

During the October through December period, an improving economy and bridled inflation resulted in the municipal yield curve flattening. The flattening of the curve was responsible for moderate returns in the longer end of the yield curve and meager returns in the short end.

Interest rates rose in early October, changed little in late October, and fell in November and December to finish slightly lower than at the beginning of the quarter. At the end of the year, long-term, 10-year, AA-rated municipal bonds yielded 86% of the 10-year Treasury note. This relative value was also close to year-to-date lows.

Intermediate-term bonds continued to experience strong demand during the second quarter, as new issue volume for 2003 is expected to have reached $375 billion, topping volume of $358 billion in 2002. The volume growth was mostly attributed to an increase in taxable and budget-balancing issuance.

Throughout the quarter, we allowed the duration of the Portfolio to shorten from
5.3 years to 4.9 years as interest rates fell almost 0.50%. Given a low assumed rate of inflation, real returns decreased to a level that we no longer felt comfortable with taking additional interest rate risk.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                         AS OF DECEMBER 31, 2003

General Obligation Bonds                55.9%
Revenue Bonds                           43.5%
     Health & Education         21.6%
     Utilities                  15.2%
     Housing                     2.9%
     Industrial Development      2.0%
     State Authority             1.8%
Money Market Mutual Funds                0.6%

                 CUMULATIVE                AVERAGE ANNUAL
                TOTAL RETURN*               TOTAL RETURN*

                    SINCE                                      SINCE
                  INCEPTION      1 YEAR         5 YEAR       INCEPTION
----------------------------------------------------------------------
Class I             52.43%         4.09%          4.85%         5.38%
Class A             44.26%        (0.04)%         3.83%         4.68%
Class B             46.18%        (0.64)%         3.78%         4.83%
Class C             47.57%         2.57%          4.32%         4.95%

Lehman Bros.
10-Year
Municipal
Bond Index          63.43%         5.71%          5.90%         6.29%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

                TENNESSEE TAX-FREE       LEHMAN BROTHERS 10-YEAR
                PORTFOLIO (CLASS I)       MUNICIPAL BOND INDEX
12/15/1995         $    750,000               $    750,000
                   $    755,175               $    754,575
                   $    759,706               $    762,196
                   $    756,895               $    759,071
                   $    746,753               $    749,659
                   $    741,899               $    747,035
                   $    740,860               $    744,943
 6/30/1996         $    745,083               $    752,020
                   $    753,503               $    759,240
                   $    756,743               $    759,240
                   $    763,856               $    767,060
                   $    771,113               $    776,725
                   $    783,836               $    792,415
                   $    782,582               $    788,849
                   $    782,112               $    791,925
                   $    789,229               $    799,369
                   $    779,206               $    788,658
                   $    784,115               $    794,494
                   $    796,269               $    805,776
 6/30/1997         $    806,700               $    814,639
                   $    828,562               $    837,530
                   $    819,696               $    829,406
                   $    830,188               $    839,940
                   $    834,339               $    844,392
                   $    838,427               $    848,276
                   $    850,082               $    861,679
                   $    858,412               $    871,243
                   $    859,013               $    871,243
                   $    861,762               $    870,633
                   $    860,039               $    865,845
                   $    869,327               $    880,564
 6/30/1998         $    872,630               $    883,822
                   $    874,288               $    885,236
                   $    885,305               $    900,640
                   $    893,715               $    914,059
                   $    897,022               $    914,425
                   $    899,444               $    917,168
                   $    901,962               $    920,011
                   $    914,048               $    934,087
                   $    908,381               $    925,681
                   $    910,107               $    925,218
                   $    911,654               $    927,716
                   $    908,099               $    921,222
 6/30/1999         $    894,659               $    904,087
                   $    899,043               $    910,144
                   $    896,256               $    906,777
                   $    897,869               $    909,860
                   $    891,494               $    903,491
                   $    898,537               $    913,339
                   $    896,111               $    908,590
                   $    893,170               $    904,864
                   $    896,337               $    912,013
                   $    908,130               $    929,706
                   $    904,957               $    925,057
                   $    899,118               $    919,600
 6/30/2000         $    919,983               $    944,613
                   $    930,835               $    957,648
                   $    942,653               $    972,492
                   $    939,439               $    968,018
                   $    947,617               $    977,892
                   $    952,894               $    983,173
                   $    970,615               $  1,006,280
                   $    981,737               $  1,019,260
                   $    984,011               $  1,020,990
                   $    991,359               $  1,029,670
                   $    984,280               $  1,017,000
                   $    993,640               $  1,028,090
 6/30/2001         $    998,076               $  1,034,260
                   $  1,009,420               $  1,048,430
                   $  1,022,730               $  1,066,360
                   $  1,024,270               $  1,064,860
                   $  1,033,780               $  1,077,640
                   $  1,024,480               $  1,063,740
                   $  1,017,060               $  1,052,460
                   $  1,031,520               $  1,072,360
                   $  1,042,090               $  1,087,690
                   $  1,025,580               $  1,065,280
                   $  1,045,140               $  1,090,000
                   $  1,049,670               $  1,095,120
 6/30/2002         $  1,061,320               $  1,108,700
                   $  1,072,000               $  1,123,450
                   $  1,081,720               $  1,138,050
                   $  1,099,620               $  1,165,250
                   $  1,086,840               $  1,144,040
                   $  1,082,260               $  1,134,660
                   $  1,098,370               $  1,159,510
                   $  1,097,850               $  1,153,370
                   $  1,110,850               $  1,173,320
                   $  1,110,280               $  1,173,910
                   $  1,115,840               $  1,182,590
                   $  1,137,230               $  1,216,420
 6/30/2003         $  1,134,470               $  1,210,580
                   $  1,102,050               $  1,159,730
                   $  1,107,760               $  1,169,710
                   $  1,134,830               $  1,209,120
                   $  1,127,820               $  1,199,940
                   $  1,135,730               $  1,212,900
12/31/2003         $  1,143,243               $  1,225,751

PLEASE NOTE: CLASS I INCEPTION IS DECEMBER 15, 1995. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 12/15/1995. ON 12/15/1995, THE PORTFOLIO ALSO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .50% DISTRIBUTION FEE. ON 12/29/1995, THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES, WHICH INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 3.75% INITIAL SALES CHARGE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST TWO YEARS AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 3.57% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 0.70% DISTRIBUTION FEE. CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS CPERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE TENNESSEE TAX-FREE PORTFOLIO ARE SUBJECT TO A 4.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS. TREASURY BONDS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF INTEREST AND REPAYMENT OF PRINCIPAL IF HELD TO MATURITY.

[GRAPHIC]

                                                                     DEFINITIONS

COMMON TERMS

BASIS POINT
Smallest measure of quoting yields on bonds and notes. One basis point is 0.01% of yield.

               MOODY'S INVESTORS           STANDARD & POOR'S CORP.
               SERVICES, INC.              (PLUS (+) OR MINUS (-))
Prime          Aaa                         AAA
Excellent      Aa                          AA
Good           A                           A
Average        Baa                         BBB
Fair           Ba                          BB
Poor           B                           B
Marginal       Caa                         C

BOND RATINGS
The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody's and Standard & Poor's. The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody's and Standard & Poor's rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated issues are sound investments. The rating symbols of the two services are shown in the accompanying table.

DIVIDEND
Net income distributed to shareholders generated by securities in a portfolio. The Intermediate Bond, Tennessee Tax-Free, and all the Money Market Portfolios pay dividends monthly. The Core Equity Portfolio pays dividends quarterly and the Capital Appreciation Portfolio pays dividends annually.

GAIN (OR LOSS)
If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is "realized" upon the sale of a security; if a Portfolio's net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

GENERAL OBLIGATION BONDS
General Obligation Bonds (GOs) are debt-backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds and street bonds. These bonds are also known as FULL FAITH AND CREDIT bonds because the debt is a general obligation of the issuer.

INSURED BONDS
Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and/or interest of the issuer. Examples of such companies are MBIA (Municipal Bond Investors Assurance Corporation), and AMBAC (American Municipal Bond Assurance Corporation).

NET ASSET VALUE (NAV)
NAV is the total value of all securities and other assets held by a portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total value of your investment would be the NAV multiplied by the number of shares you own.

REVENUE BONDS
Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.

SEC YIELD
The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field. The SEC Yield does not take into account income derived from capital gains, option writing, futures, or return of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

TOTAL RETURN
Total return measures a portfolio's performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

INDICES

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks.

LEHMAN BROTHERS INTERMEDIATE AAA CREDIT INDEX is the AAA component of the U.S. Credit Index comprised of both corporate and non-corporate sectors. Securities have at least one year to maturity and have an outstanding par value of at least $200 million.

LEHMAN BROTHERS INTERMEDIATE BBB CREDIT INDEX is the BBB component of the U.S. Credit Index comprised of both corporate and non-corporate sectors. Securities have at least one year to maturity and have an outstanding par value of at least $200 million.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains. This index includes only investment-grade bonds with maturities of up to 10 years.

LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX, an unmanaged index, is a broad measure of shorter-term municipal bond performance and includes reinvestment of dividends and capital gains.

LEHMAN BROTHERS HIGH YIELD BOND INDEX, covers the universe of fixed rate, non-investment grade debt.

RUSSELL 1000(R) INDEX, is a large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total of the Russell 3000 Index.

THE RUSSELL 2000(R) GROWTH INDEX, measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

[GRAPHIC]

                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
(AS OF DECEMBER 31, 2003 - SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

CORE EQUITY PORTFOLIO

                                                                                      VALUE
                                                                       SHARES        (NOTE 1)
                                                                    ------------  -------------
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 17.4%
MEDIA - 10.8%
Comcast Corp., Class A*                                                  979,335  $  30,633,599
McGraw-Hill Co., Inc.                                                    180,480     12,619,162
Omnicom Group, Inc.                                                      301,715     26,348,771
                                                                                  -------------

TOTAL MEDIA                                                                          69,601,532
                                                                                  -------------

MOTORCYCLE MANUFACTURERS - 1.1%
Harley Davidson, Inc.                                                    146,350      6,956,015
                                                                                  -------------

RETAILING - 5.5%
Home Depot, Inc.                                                         677,790     24,054,767
Kohl's Corp.*                                                            255,950     11,502,393
                                                                                  -------------

TOTAL  RETAILING                                                                     35,557,160
                                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                                        112,114,707
                                                                                  -------------

CONSUMER STAPLES - 9.6%
FOOD, BEVERAGE & TOBACCO - 8.2%
Costco Wholesale Corp.*                                                  755,500     28,089,490
Pepsico, Inc.                                                            530,800     24,745,896
                                                                                  -------------

TOTAL  FOOD, BEVERAGE & TABACCO                                                      52,835,386
                                                                                  -------------

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
Colgate-Palmolive Co.                                                    172,625      8,639,881
                                                                                  -------------

TOTAL CONSUMER STAPLES                                                               61,475,267
                                                                                  -------------

ENERGY - 3.5%
ENERGY - 3.5%
Exxon Mobil Corp.                                                        546,000     22,386,000
                                                                                  -------------

TOTAL ENERGY                                                                         22,386,000
                                                                                  -------------

FINANCIALS - 30.9%
BANKS - 5.7%
FleetBoston Financial Corp.                                              218,051      9,517,926
Wells Fargo & Co.                                                        456,506     26,883,638
                                                                                  -------------

TOTAL BANKS                                                                          36,401,564
                                                                                  -------------

DIVERSIFIED FINANCIALS - 11.6%
Capital One Financial Corp.                                              512,500     31,411,125
Federal Home Loan Mortgage Corp.                                          55,275      3,223,638
Federal National Mortgage Association                                    171,000     12,835,260
J. P. Morgan Chase & Co.                                                 738,975     27,142,552
                                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                                         74,612,575
                                                                                  -------------

INSURANCE - 13.6%
AFLAC, Inc.                                                              673,400     24,363,612
American International Group, Inc.                                       428,470     28,398,992
Fidelity National Financial, Inc.                                        200,200      7,763,756
XL Capital Ltd., Class A                                                 352,100     27,305,355
                                                                                  -------------

TOTAL INSURANCE                                                                      87,831,715
                                                                                  -------------

TOTAL FINANCIALS                                                                    198,845,854
                                                                                  -------------

HEALTHCARE - 12.3%
HEALTHCARE EQUIPMENT & SUPPLIES - 3.5%
Medtronic, Inc.                                                          467,950     22,747,050
                                                                                  -------------

PHARMACEUTICALS & BIOTECHNOLOGY - 8.8%
Cardinal Health, Inc.                                                    387,790  $  23,717,236
Pfizer, Inc.                                                             929,615     32,843,298
                                                                                  -------------

TOTAL PHARMACEUTICALS & BIOTECH.                                                     56,560,534
                                                                                  -------------

TOTAL HEALTHCARE                                                                     79,307,584
                                                                                  -------------

INDUSTRIALS - 5.0%
CAPITAL GOODS - 3.7%
General Electric Co.                                                     776,500     24,055,970
                                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 1.3%
Equifax, Inc.                                                            336,050      8,233,225
                                                                                  -------------

TOTAL INDUSTRIALS                                                                    32,289,195
                                                                                  -------------

INFORMATION TECHNOLOGY - 14.6%
SOFTWARE - 3.8%
Microsoft Corp.                                                          884,000     24,345,360
                                                                                  -------------

TECHNOLOGY HARDWARE & EQUIPMENT - 10.8%
Flextronics International, Ltd.*                                       1,212,176     17,988,692
Hewlett-Packard Co.                                                      703,750     16,165,137
Intel Corp.                                                              684,600     22,044,120
Texas Instruments, Inc.                                                  455,875     13,393,608
                                                                                  -------------

TOTAL TECHNOLOGY HARDWARE &
EQUIPMENT                                                                            69,591,557
                                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                                         93,936,917
                                                                                  -------------

TELECOMMUNICATIONS - 5.1%
TELECOMMUNICATION SERVICES - 5.1%
Vodafone Group, plc ADR                                                1,314,925     32,925,722
                                                                                  -------------

TOTAL TELECOMMUNICATIONS                                                             32,925,722
                                                                                  -------------

TOTAL COMMON STOCKS
 (Cost $555,520,434)                                                                633,281,246
                                                                                  -------------

MONEY MARKET MUTUAL FUNDS - 1.6%
SSgA Prime Money Market Fund                                           5,281,254      5,281,254
SSgA U.S. Treasury Money Market Fund                                   5,105,908      5,105,908
                                                                                  -------------

TOTAL MONEY MARKET MUTUAL FUNDS
 (Cost $10,387,162)                                                                  10,387,162
                                                                                  -------------

TOTAL INVESTMENTS - 100.0%
  (Cost $565,907,596)                                                             $ 643,668,408
                                                                                  =============

*Non-income producing security
ADR - American Depostitary Receipt

INCOME TAX INFORMATION:

At December 31, 2003, the net unrealized appreciation based on cost for income tax purposes of $566,230,222 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                                             $ 97,790,720

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                                              (20,352,534)
                                                                                   ------------

Net unrealized appreciation                                                        $ 77,438,186
                                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

As of June 30, 2003, the Core Equity Portfolio had a capital loss carryover of $4,747,501 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2011.

The Core Equity Portfolio intends to elect to defer to its fiscal year ending June 30, 2004, $5,254,350 of losses recognized during the period November 1, 2002 to June 30, 2003.

Other Information:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2003, aggregated $75,522,167 and $119,902,327, respectively.

CAPITAL APPRECIATION PORTFOLIO

DUE                                                   PRINCIPAL       VALUE
DATE         COUPON                                    AMOUNT        (NOTE 1)
-----        ------                                 ------------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES - 5.4%
01/05/04      1.04%                                 $    270,000   $    269,976
01/05/04      1.02%                                    1,290,000      1,289,890
01/06/04      1.03%                                      490,000        489,944
01/06/04      1.03%                                      410,000        409,953
01/06/04      1.02%                                      170,000        169,981
01/14/04      1.02%                                      730,000        729,752
01/16/04      0.88%                                      345,000        344,882
01/20/04      1.02%                                      200,000        199,898
01/26/04      1.00%                                      120,000        119,920
                                                                   ------------

TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS
 (Cost $4,024,196)                                                    4,024,196
                                                                   ------------

                                                       SHARES
                                                    ------------
COMMON STOCKS - 94.6%
BUSINESS SERVICES - 5.4%
Advisory Board Co.*                                       41,900      1,462,729
eSpeed, Inc.*                                             36,700        859,147
Gevity HR, Inc.                                           60,200      1,338,848
Integrated Electrical Service Co.*                        43,800        405,150
                                                                   ------------

TOTAL BUSINESS SERVICES                                               4,065,874
                                                                   ------------

CAPITAL GOODS - 1.4%
Varian, Inc.*                                             24,600      1,026,558
                                                                   ------------

TOTAL CAPITAL GOODS                                                   1,026,558
                                                                   ------------

CONSUMER DURABLES - 2.3%
Gentex Corp.                                              24,500      1,081,920
WCI Communities, Inc.*                                    30,700        632,727
                                                                   ------------

TOTAL CONSUMER DURABLES                                               1,714,647
                                                                   ------------

CONSUMER NON-DURABLES - 13.2%
Coach, Inc.*                                              48,000      1,812,000
Cost Plus, Inc.*                                          40,700      1,668,700
Guitar Centers, Inc.*                                     18,000        586,440
Hibbett Sporting Goods, Inc.*                             65,825      1,961,585
Krispy Kreme Doughnuts, Inc.*                             11,600        424,560
PC Mall, Inc.*                                            29,400        474,810
Tractor Supply Co.*                                       26,300      1,022,807
Urban Outfitters, Inc.*                                   53,000      1,963,650
                                                                   ------------

TOTAL CONSUMER NON-DURABLES                                           9,914,552
                                                                   ------------

CONSUMER SERVICES - 11.0%
Cheesecake Factory, Inc.*                                 26,900      1,184,407
Extended Stay America, Inc.                               31,300        453,224
First Cash Financial Services, Inc.*                      47,800      1,225,640
Four Seasons Hotel, Inc.                                  14,700        751,905
LIN TV Corp.*                                             42,800      1,104,668
Mediacom Communications Corp.*                           120,800      1,047,336
Rare Hospitality Int'l, Inc.*                             40,550        991,042
Rewards Network, Inc. *                                   62,800        669,448
Sonic Corp.*                                              26,775        819,850
                                                                   ------------

TOTAL CONSUMER SERVICES                                               8,247,520
                                                                   ------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                           VALUE
                                                                         SHARES           (NOTE 1)
                                                                    ---------------   ---------------
FINANCIALS - 17.8%
Brookline Bancorp, Inc.                                                      48,500   $       743,990
Capital Source, Inc.*                                                        76,600         1,660,688
Delphi Financial Group, Inc.                                                 52,500         1,890,000
Downey Financial Corp.                                                       38,200         1,883,260
Franklin Bank Corp.*                                                         12,600           239,400
R&G Financial Corp., Class B                                                 50,100         1,993,980
RAIT Investment Trust                                                        31,500           806,400
Redwood Trust, Inc.                                                          23,300         1,184,805
Seacoast Financial Services Corp.                                            13,700           375,517
South Financial Group, Inc.                                                  28,900           805,154
Westcorp                                                                     48,100         1,758,055
                                                                                      ---------------

TOTAL FINANCIALS                                                                           13,341,249
                                                                                      ---------------

HEALTHCARE - 22.0%
Abgenix, Inc.*                                                               47,100           586,866
Align Technology, Inc. *                                                     91,400         1,509,928
Axonyx, Inc.*                                                                83,900           408,593
CV Therapeutics*                                                              5,200            76,232
Conceptus, Inc.*                                                            113,800         1,208,556
Connetics Corp. *                                                            56,000         1,016,960
Cubist Pharmaceuticals*                                                      98,900         1,202,624
Inspire PharMaceuticals, Inc.*                                               58,300           825,528
IntraBiotics Pharmaceuticals, Inc.*                                          30,825           496,283
Medicis Pharmaceutical Corp.                                                 26,400         1,882,320
NPS Pharmaceutical, Inc. *                                                   20,900           642,466
Nektar Therapeutics*                                                        106,500         1,449,465
Neurochem*                                                                   69,200         1,632,497
Neurocrine Biosciences, Inc.*                                                 5,800           316,332
North American Scientific*                                                   30,200           317,100
Pain Therapeutics, Inc.*                                                    116,800           811,760
Protein Design Labs, Inc.*                                                   53,100           950,490
XOMA, Ltd.*                                                                 171,200         1,129,920
                                                                                      ---------------

TOTAL HEALTHCARE                                                                           16,463,920
                                                                                      ---------------

TECHNOLOGY - 19.6%
Agile Software Corp.*                                                       133,800         1,324,620
Asyst Technology Corp.*                                                      56,200           975,070
Brooks Automation*                                                           69,400         1,677,398
Ciena Corp.*                                                                 40,292           267,539
Corillian Corp. *                                                           103,500           653,085
Cymer, Inc.*                                                                 33,000         1,524,270
Integral Systems, Inc.*                                                      70,800         1,523,616
Manhattan Associates*                                                        21,400           591,496
O2Micro International, Ltd.*                                                102,000         2,284,800
Skyworks Solutions, Inc.*                                                   162,300         1,412,010
Tekelec*                                                                     39,100           608,005
Tessera Technologies*                                                        36,100           679,041
Varian Semiconductor*                                                        26,500         1,157,785
                                                                                      ---------------

TOTAL TECHNOLOGY                                                                           14,678,735
                                                                                      ---------------

TRANSPORTATION - 1.9%
Heartland Express, Inc.                                                      28,560           690,866
Knight Transportation, Inc.*                                                 27,800           713,070
                                                                                      ---------------

TOTAL TRANSPORTATION                                                                        1,403,936
                                                                                      ---------------

TOTAL COMMON STOCKS
   (Cost $55,171,295)                                                                      70,856,991
                                                                                      ---------------
MONEY MARKET MUTUAL FUNDS - 0.0%
SSgA Prime Money Market Fund                                                    224   $           224
SSgA U.S. Treasury Money Market Fund                                            211               211
                                                                                      ---------------

TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $435)                                                                                    435
                                                                                      ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $59,195,926)                                                                 $    74,881,622
                                                                                      ===============

* Non-income producing security.

INCOME TAX INFORMATION:

At December 31, 2003, the net unrealized appreciation based on cost for income tax purposes of $59,878,197 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                         $    16,865,544

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                            (1,862,119)
                                                                                      ---------------

Net unrealized appreciation                                                           $    15,003,425
                                                                                      ===============

At June 30, 2003, the Capital Appreciation Portfolio had capital loss carryovers of $1,358,307, $9,707,159 and $2,232,199 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2009, 2010, and 2011, respectively.

The Capital Appreciation Portfolio intends to elect to defer to its fiscal year ending June 30, 2004, $551,335 of losses recognized during the period November 1, 2002 to June 30, 2003.

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2003, aggregated $33,041,021 and $24,799,984, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INTERMEDIATE BOND PORTFOLIO

DUE                                            PRINCIPAL             VALUE
DATE            COUPON                           AMOUNT             (NOTE 1)
--------     ------------                   ---------------     ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 49.5%
U.S. TREASURY NOTES - 9.9%
05/15/06            4.625%                  $    10,000,000     $    10,598,440
05/15/08            2.625%                       34,000,000          33,488,674
                                                                ---------------

TOTAL U.S. TREASURY NOTES                                            44,087,114
                                                                ---------------

FEDERAL FARM CREDIT BANK - 0.7%
07/21/08            3.150%                        3,000,000           2,959,386
                                                                ---------------

FEDERAL HOME LOAN BANK - 6.9%
03/06/06            5.125%                       20,000,000          21,278,260
08/15/06            6.375%                        5,000,000           5,495,345
03/08/11            6.350%                        3,800,000           3,831,285
                                                                ---------------

TOTAL FEDERAL HOME LOAN BANK                                         30,604,890
                                                                ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.5%
01/15/06            5.250%                        6,500,000           6,914,161
04/21/06            2.500%                        1,500,000           1,504,875
01/05/07            6.700%                        5,000,000           5,580,895
09/15/07            3.500%                        1,950,000           1,983,675
01/23/08            3.650%                       10,540,000          10,745,256
04/15/08            5.750%                        3,750,000           4,117,455
03/15/09            5.750%                        4,510,000           4,958,547
07/15/12            5.125%                        1,810,000           1,890,603
                                                                ---------------

TOTAL FEDERAL HOME LOAN MRTG. CORP.                                  37,695,467
                                                                ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.8%
06/15/05            5.750%                        2,000,000           2,119,724
02/15/06            5.500%                       14,500,000          15,522,903
04/13/06            2.375%                        6,000,000           5,997,318
05/02/06            5.500%                       14,000,000          14,977,046
01/15/07            5.000%                       13,000,000          13,876,928
01/20/07            5.000%                        4,000,000           4,007,320
02/15/08            5.750%                        2,850,000           3,130,839
02/01/11            6.250%                        5,000,000           5,527,270
02/17/11            6.250%                        2,000,000           2,011,086
02/28/12            5.625%                       11,000,000          11,510,532
08/01/12            5.250%                        4,500,000           4,614,215
                                                                ---------------

TOTAL FEDERAL NAT'L MORTGAGE ASSOC.                                  83,295,181
                                                                ---------------

OTHER - 4.7%
Private Export Funding Corp.
03/15/06            5.340%                       10,000,000          10,681,760
Tennessee Valley Authority
07/15/04            4.750%                       10,000,000          10,185,310
                                                                ---------------

TOTAL OTHER                                                          20,867,070
                                                                ---------------

TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS
 (Cost $215,605,351)                                                219,509,108
                                                                ---------------

CORPORATE BONDS & NOTES - 50.0%
FINANCIALS - 35.5%
BANKS - 12.2%
AmSouth Bank, 144A*
02/01/08            6.450%                        5,100,000           5,589,855
Bank of America Corp.
01/15/13            4.875%                        4,940,000           4,931,963
Bank of New York Co., Inc.
09/01/07            3.900%                        2,415,000           2,480,712
Bank One Corp.
08/01/06            6.875%                        2,000,000           2,211,694
05/01/07            7.600%                          725,000             823,939
First Union National Bank
02/15/10            7.875%                  $     5,000,000     $     5,999,445
FleetBoston Financial Corp.
12/01/06            4.875%                        7,000,000           7,425,915
National City Corp.
03/01/04            6.625%                        1,650,000           1,663,322
05/15/05            7.200%                        2,000,000           2,144,226
Regions Bank
12/15/06            2.900%                        2,530,000           2,567,765
Regions Financial Corp.
03/01/11            7.000%                        4,500,000           5,072,976
Synovus Financial Corp., 144A*
02/15/13            4.875%                        1,775,000           1,746,098
Union Planters Corp.
11/01/05            6.750%                        2,000,000           2,162,870
06/15/07            5.125%                        1,500,000           1,597,807
US Bank
02/04/14            6.300%                        7,000,000           7,709,233
                                                                ---------------

TOTAL BANKS                                                          54,127,820
                                                                ---------------

BROKER/DEALERS - 11.5%
Bear Stearns Co.
01/15/07            5.700%                        4,830,000           5,237,893
Donaldson, Lufkin & Jenrette, Inc.
11/01/05            6.875%                        1,000,000           1,085,519
Goldman Sachs Group, Inc.
08/17/05            7.625%                        3,800,000           4,153,233
01/15/11            6.875%                        3,500,000           3,974,628
J.P. Morgan Chase & Co.
03/01/07            5.350%                        2,730,000           2,921,905
05/30/07            5.250%                        4,065,000           4,339,070
Lehman Brothers, Inc.
05/15/04            7.375%                        3,700,000           3,782,817
01/18/12            6.625%                        4,500,000           5,078,322
Merrill Lynch & Co., Inc.
01/30/06            2.940%                        5,400,000           5,469,660
01/15/07            7.000%                        2,580,000           2,843,735
Morgan Stanley Group, Inc.
03/01/07            6.875%                        5,000,000           5,626,370
05/15/10            4.250%                        2,500,000           2,496,482
Salomon, Inc.
02/01/04            7.200%                        4,000,000           4,016,776
                                                                ---------------

TOTAL BROKER/DEALERS                                                 51,026,410
                                                                ---------------

FINANCIAL SERVICES - 9.4%
Boeing Capital Corp.
09/27/05            7.100%                        3,000,000           3,244,467
05/15/06            5.650%                        2,250,000           2,402,199
Countrywide Funding Corp.
10/22/04            6.840%                        2,500,000           2,602,047
Ford Motor Credit Co.
08/01/05            7.600%                        7,000,000           7,481,698
General Electric Corp.
12/05/07            3.500%                        6,710,000           6,773,128
General Motors Acceptance Corp.
08/28/12            6.875%                        6,500,000           6,992,869
International Lease Finance Corp.
01/17/06            4.000%                        1,950,000           2,010,362
John Deere Capital
03/15/12            7.000%                        7,000,000           8,063,923
01/15/13            5.100%                        2,000,000           2,049,008
                                                                ---------------

TOTAL FINANCIAL SERVICES                                             41,619,701
                                                                ---------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                                            PRINCIPAL             VALUE
DATE            COUPON                          AMOUNT              (NOTE 1)
--------     ------------                   ---------------     ---------------
INSURANCE - 2.4%
AIG Sunamerica Global Financing, 144A*
08/01/08            5.850%                  $     5,000,000     $     5,448,310
Cigna Corp.
01/15/06            6.375%                        1,350,000           1,432,666
Marsh & McLennan Cos., Inc.
06/15/04            6.625%                        1,210,000           1,237,863
Nationwide Mutual Ins. Co., 144A*
02/15/04            6.500%                        2,620,000           2,635,314
                                                                ---------------

TOTAL INSURANCE                                                      10,754,153
                                                                ---------------

TOTAL FINANCIALS                                                    157,528,084
                                                                ---------------

INDUSTRIALS - 13.8%
CAPITAL GOODS - 0.9%
Dover Corp.
11/15/05            6.450%                        3,525,000           3,803,394
                                                                ---------------

TOTAL CAPITAL GOODS                                                   3,803,394
                                                                ---------------

CONSUMER CYCLICALS - 1.8%
DaimlerChrysler AG
01/18/11            7.750%                        7,000,000           8,004,906
                                                                ---------------

TOTAL COMSUMER CYCLICALS                                              8,004,906
                                                                ---------------

CONSUMER STAPLES - 0.9%
Price/Costco, Inc.
06/15/05            7.125%                        3,700,000           3,976,649
                                                                ---------------

TOTAL CONSUMER STAPLES                                                3,976,649
                                                                ---------------

HEALTHCARE - 3.0%
Abbott Laboratories
07/01/06            5.625%                        3,500,000           3,775,233
Bristol-Meyers Squibb Co.
10/01/11            5.750%                        7,000,000           7,564,354
Cardinal Health, Inc.
02/15/04            6.500%                        2,000,000           2,010,990
                                                                ---------------

TOTAL HEALTHCARE                                                     13,350,577
                                                                ---------------

TECHNOLOGY - 1.2%
Pitney Bowes, Inc.
02/01/05            5.950%                        5,000,000           5,202,375
                                                                ---------------

TELECOMMUNICATIONS - 5.5%
BellSouth Corp.
10/15/11            6.000%                        7,000,000           7,589,680
GTE Corp.
04/15/06            6.360%                        4,400,000           4,765,900
11/01/08            6.900%                        7,000,000           7,893,676
New York Telephone Co.
02/15/04            6.250%                          875,000             879,728
Verizon Communications, Inc.
12/15/06            5.375%                        3,000,000           3,201,306
                                                                ---------------

TOTAL TELECOMMUNICATIONS                                             24,330,290
                                                                ---------------

TRAVEL & TRANSPORTATION - 0.5%
Norfolk Southern Corp.
02/15/04            7.875%                        2,400,000           2,415,578
                                                                ---------------

TOTAL INDUSTRIALS                                                    61,083,769
                                                                ---------------
UTILITIES - 0.7%
GAS - 0.7%
ONEOK, Inc.
08/15/06            7.750%                  $     2,900,000     $     3,278,847
                                                                ---------------

TOTAL UTILITIES                                                       3,278,847
                                                                ---------------

TOTAL CORPORATE BONDS & NOTES
  (Cost $212,393,260)                                               221,890,700
                                                                ---------------

MORTGAGE-BACKED OBLIGATIONS - 0.0%
Government National Mortgage Association
Pool #26825
09/15/08            9.000%                           25,207              27,508
                                                                ---------------
TOTAL MORTGAGE-BACKED OBLIGATIONS
  (Cost $24,129)                                                         27,508
                                                                ---------------

                                                SHARES
                                            ---------------
MONEY MARKET MUTUAL FUNDS - 0.5%
SSgA Prime Money Market Fund                      2,093,717           2,093,717
SSgA Treasury Money Market Fund                          88                  88
                                                                ---------------

TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $2,093,805)                                                   2,093,805
                                                                ---------------

TOTAL INVESTMENTS - 100.0%
  (Cost $430,116,545)                                           $   443,521,121
                                                                ===============

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $15,419,577 or 3.43% of net assets.

INCOME TAX INFORMATION:

At December 31, 2003, the net unrealized appreciation based on cost for income tax purposes of $430,144,401 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                          $    15,675,224

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                               (2,298,504)
                                                                ---------------
Net unrealized appreciation                                     $    13,376,720
                                                                ===============

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2003, aggregated $80,053,086 and $108,348,346, respectively. Purchases and sales of U.S. government and agency securities, other than short-term securities, for the six months ended December 31, 2003, aggregated $12,525,469 and $73,787,974, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TENNESSEE TAX-FREE PORTFOLIO

DUE                                           BOND RATING          PRINCIPAL             VALUE
DATE               COUPON                      MOODY/S&P            AMOUNT              (NOTE 1)
------------   ---------------              ---------------     ---------------     ---------------
TENNESSEE MUNICIPAL OBLIGATIONS - 99.4%
GENERAL OBLIGATION BONDS - 55.9%
Bradley County
03/01/10            4.250%, FGIC                    Aaa/AAA     $     1,000,000     $     1,071,960
Collierville
Water & Sewer Systems
11/01/16            5.500%, MBIA                    Aaa/AAA           1,000,000           1,105,030
Crockett County
04/01/11            5.000%, AMBAC                    Aaa/NR             500,000             537,315
Dickson County
06/01/16            5.000%, FGIC                     Aaa/NR           1,535,000           1,668,652
Franklin City
Special School District
06/01/12            5.100%                           Aa2/NR           2,500,000           2,811,000
Franklin County
03/01/13            5.250%, MBIA                    Aaa/AAA             750,000             792,862
04/01/15            4.500%                           Aaa/NR           1,700,000           1,802,000
Grundy County
05/01/06            5.350%, FGIC                    Aaa/AAA             300,000             325,149
Hamilton County
11/01/09            5.000%                           Aa1/NR           3,100,000           3,449,401
11/01/15            5.300%                           Aa1/NR           3,535,000           3,899,883
Jackson
03/01/14            5.125%, MBIA                     Aaa/NR           3,100,000           3,284,388
Johnson City
06/01/08            5.600%, FSA                     Aaa/AAA             500,000             514,195
06/01/12            5.900%, FSA                     Aaa/AAA             245,000             252,250
05/01/14            5.550%, FGIC                    Aaa/AAA           2,250,000           2,472,502
Knoxville
05/01/07            5.250%, MBIA                    Aaa/AAA           3,000,000           3,096,540
05/01/08            5.300%, MBIA                    Aaa/AAA           1,350,000           1,393,659
La Vergne
Water & Sewer
03/01/14            5.400%                            A1/NR             500,000             529,130
Lawrenceburg
Water & Sewer
07/01/15            5.500%, FSA                     Aaa/AAA           1,330,000           1,496,583
Lincoln County
04/01/14            5.250%, FGIC                     Aaa/NR           1,315,000           1,496,470
Madison County
04/01/15            5.000%                           Aa3/NR           4,425,000           4,811,303
McNairy County
03/01/15            4.000%, MBIA                     Aaa/NR           1,750,000           1,782,743
Memphis
11/01/10            5.200%                           Aa2/AA           1,000,000           1,091,300
10/01/11            5.125%                           Aa2/AA           1,000,000           1,091,120
07/01/12            5.250%                           Aa2/AA           3,000,000           3,091,530
04/01/13            5.250%                           Aa2/AA           4,000,000           4,409,160
11/01/13            5.250%                           Aa2/AA           1,000,000           1,069,020
10/01/16            4.750%                           Aa2/AA           2,000,000           2,089,980
Metropolitan Nashville & Davidson
Energy Production
07/01/13            5.250%                           Aa2/AA           1,000,000           1,141,580
Monroe County
05/01/06            5.250%, FSA                      Aaa/NR           1,500,000           1,622,355
Rockwood
Water & Sewer
06/01/16            3.650%, MBIA                    Aaa/AAA           1,280,000           1,250,829
Rutherford County
04/01/09            5.250%                           Aa2/AA             500,000             541,070
04/01/14            5.000%                           Aa2/AA           5,000,000           5,449,250
Shelby County
04/01/09            5.500%                           Aa2/AA+          1,125,000           1,187,055
06/01/09            5.625%                           Aa2/AA+          1,000,000           1,096,980
11/01/09            5.300%                           Aa2/AA+          3,000,000           3,298,620
03/01/10            5.500%                           Aa2/AA+          2,000,000           2,288,520
04/01/14            5.625%                            NR/AA+            500,000             532,560
04/01/14            5.625%                           Aa2/AA+    $     1,500,000     $     1,584,075
05/01/14            4.700%                           Aa2/AA+          2,000,000           2,104,040
Tennessee State
05/01/11            5.000%                           Aa2/AA           4,160,000           4,674,467
05/01/13            5.300%                           Aa2/AA             750,000             825,053
05/01/15            5.000%                           Aa2/AA           3,290,000           3,458,678
Tipton County
04/01/12            5.250%, AMBAC                    Aaa/NR             500,000             539,555
Warren County
06/01/12            5.000%, MBIA                     Aaa/NR           1,845,000           2,066,861
Weakley County
05/01/09            5.000%, FGIC                    Aaa/AAA             350,000             367,780
Williamson County
03/01/11            6.000%                           Aa1/NR           1,000,000           1,183,390
04/01/12            5.000%                           Aa1/NR           2,500,000           2,787,700
03/01/13            5.000%                           Aa1/NR           2,500,000           2,733,900
03/01/14            5.000%                           Aa1/NR           2,000,000           2,171,280
03/01/15            5.150%                           Aa1/NR           1,500,000           1,703,355
Wilson County
04/01/11            5.000%, FGIC                     Aaa/NR           1,000,000           1,123,780
05/01/13            3.600%, MBIA                     Aaa/NR           1,010,000           1,018,282
                                                                                    ---------------

TOTAL GENERAL OBLIGATION BONDS                                                           98,186,140
                                                                                    ---------------
REVENUE BONDS - 43.5%
HEALTH & EDUCATION - 21.6%
Blount County
07/01/09            5.250%                          Baa1/NR           2,765,000           2,871,065
Franklin County
09/01/09            4.750%                             NR/A+          1,880,000           2,041,812
Jackson
04/01/06            5.300%                             A1/A+          1,000,000           1,055,760
04/01/07            5.300%                             A1/A+          2,000,000           2,095,380
04/01/10            5.500%, AMBAC                   Aaa/AAA             400,000             424,800
Johnson City
07/01/09            5.125%, MBIA                    Aaa/AAA           5,705,000           6,437,066
Knox County
Baptist Health
04/15/11            5.500%, CONLEE                   NR/AAA           3,000,000           3,302,550
Knox County
Ft. Sanders
01/01/14            5.750%, MBIA                    Aaa/AAA           1,000,000           1,167,690
Knox County
Health Education
01/01/12            4.200%                            NR/NR*          3,400,000           3,428,764
07/01/16            5.000%                         Baa1/BBB+          3,810,000           3,843,490
01/01/18            5.500%                          Aaa/AAA           2,000,000           2,195,140
Metropolitan Nashville & Davidson
Vanderbilt University
07/01/14            5.375%                           Aa2/AA           1,000,000           1,102,110
05/01/16            5.600%                           Aa2/AA           2,600,000           2,901,548
Shelby County
08/01/12            5.500%, MBIA                    Aaa/AAA             650,000             697,567
08/01/12            5.500%, MBIA                    Aaa/AAA           1,350,000           1,545,156
Tennessee State School
Board Authority
05/01/11            5.500%                           Aa3/AA-            500,000             549,990
Wilson County
03/30/07            5.000%, FSA                     Aaa/AAA           2,000,000           2,190,840
                                                                                    ---------------

TOTAL HEALTH & EDUCATION                                                                 37,850,728
                                                                                    ---------------
HOUSING - 2.9%
Metropolitan Nashville & Davidson
Multi-Family Housing
02/01/21            5.200%                           NR/AAA           1,000,000           1,053,480

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                                           BOND RATING          PRINCIPAL             VALUE
DATE               COUPON                      MOODY/S&P            AMOUNT              (NOTE 1)
------------   ---------------              ---------------     ---------------     ---------------
Tennessee Housing
Development Agency
01/01/11            5.800%                           Aa2/AA     $       400,000     $       424,420
07/01/13            5.800%                           Aa2/AA             330,000             336,032
07/01/16            4.900%                           Aa2/AA           3,120,000           3,235,003
                                                                                    ---------------

TOTAL HOUSING                                                                             5,048,935
                                                                                    ---------------
INDUSTRIAL DEVELOPMENT - 2.0%
Chattanooga
10/01/16            5.400%, AMBAC                   Aaa/AAA           3,210,000           3,558,831
                                                                                    ---------------

TOTAL INDUSTRIAL DEVELOPMENT                                                              3,558,831
                                                                                    ---------------
STATE AUTHORITY - 1.8%
Tennessee State Local
Development Authority
03/01/14            5.125%, MBIA                    Aaa/AAA           2,000,000           2,153,240
10/01/14            6.450%                            NR/AA           1,000,000           1,059,710
                                                                                    ---------------

TOTAL STATE AUTHORITY                                                                     3,212,950
                                                                                    ---------------
UTILITIES - 15.2%
Clarksville
Water, Sewer & Gas
02/01/10            5.300%, MBIA                     Aaa/NR             900,000           1,008,369
Dickson
Electric
09/01/11            5.625%, MBIA                    Aaa/AAA           1,000,000           1,162,420
Fayetteville
Electric
04/01/11            5.250%                            A2/NR           1,750,000           1,794,502
Harpeth Valley
Utility District
09/01/06            5.500%                            Aa3/A             500,000             510,635
09/01/11            5.500%                            Aa3/A           1,650,000           1,685,095
Johnson City
Electric
05/01/10            5.400%, MBIA                    Aaa/AAA             500,000             537,975
05/01/12            5.100%, MBIA                    Aaa/AAA           1,500,000           1,623,240
Knoxville
Electric
07/01/13            5.000%                           Aa3/AA           1,000,000           1,085,720
La Follette
Electric
06/01/11            5.800%, AMBAC                   Aaa/AAA             430,000             465,505
03/01/15            5.250%, AMBAC                    Aaa/NR           1,000,000           1,069,340
Lawrenceburg
Electric
07/01/06            5.200%, MBIA                    Aaa/AAA             345,000             374,711
Lenoir City
Electric
06/01/07            5.000%, AMBAC                    Aaa/NR           2,000,000           2,197,080
Madison
Utility District
02/01/10            5.600%, MBIA                    Aaa/AAA             500,000             555,705
Memphis
Sanitation Sewer System
01/01/05            5.250%                           Aa2/AA+          2,250,000           2,341,328
Metropolitan Nashville & Davidson
Electric
05/15/15            5.125%                           Aa3/AA           1,000,000           1,093,860
Metropolitan Nashville & Davidson
Water & Sewer
01/01/08            5.000%, FGIC                    Aaa/AAA           4,000,000           4,413,920
01/01/13            5.200%, FGIC                    Aaa/AAA           1,500,000           1,695,750
Rutherford  County
Utilities District
02/01/11            5.100%, FGIC                     Aaa/NR     $       500,000     $       544,915
Sevier County
Gas
05/01/11            5.400%, AMBAC                    Aaa/NR           1,000,000           1,094,130
Sevier County
Solid Waste
09/01/06            5.500%, AMBAC                   Aaa/AAA             775,000             817,532
09/01/10            5.400%, AMBAC                   Aaa/AAA             500,000             526,690
                                                                                    ---------------

TOTAL UTILITIES                                                                          26,598,422
                                                                                    ---------------

TOTAL REVENUE BONDS                                                                      76,269,866
                                                                                    ---------------

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS
  (Cost $164,632,682)                                                                   174,456,006
                                                                                    ---------------

MONEY MARKET MUTUAL FUNDS - 0.6%
Federated Tax Free Fund                                                     708                 708
SSgA Tax Free Fund                                                    1,028,738           1,028,738
                                                                                    ---------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                           1,029,446
  (Cost $1,029,446)                                                                 ---------------

TOTAL INVESTMENTS - 100.0%
  (Cost $165,662,128)                                                               $   175,485,452
                                                                                    ===============

* At December 31, 2003, this security was rated A by Fitch.

The Portfolio had the following insurance concentration of 10% or greater at December 31, 2003 (as a percentage of net assets):

      MBIA  18.6%

INCOME TAX INFORMATION:

At December 31, 2003, the net unrealized appreciation based on cost for income tax purposes of $165,662,128 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                       $    10,071,861

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                            (248,537)
                                                                                    ---------------

Net unrealized appreciation                                                         $     9,823,324
                                                                                    ===============

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2003, aggregated $7,036,256 and $12,474,550, respectively.

RATINGS:

The Moody's and S&P ratings are believed to be the most recent ratings at December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

DUE                DISCOUNT RATE OR            PRINCIPAL             VALUE
DATE               COUPON RATE                  AMOUNT              (NOTE 1)
------------       ----------------         ---------------     ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 100.0%
FEDERAL FARM CREDIT BANK - 39.9%
01/06/04            1.010%*                 $     5,000,000     $     4,999,351
01/06/04            1.053%*                      20,000,000          19,999,917
02/13/04            3.750%                        1,500,000           1,504,494
03/12/04            5.680%                        1,500,000           1,512,937
04/15/04            3.750%                        9,925,000           9,997,352
04/16/04            4.875%                        1,000,000           1,010,378
06/09/04            6.060%                        1,000,000           1,020,903
                                                                ---------------

TOTAL FEDERAL FARM CREDIT BANK                                       40,045,332
                                                                ---------------

FEDERAL HOME LOAN MORTGAGE CORP. - 22.0%
01/07/04            1.110%*                       5,000,000           5,000,000
01/15/04            5.000%                        2,100,000           2,102,816
01/15/04            3.250%                        2,900,000           2,902,143
02/15/04            5.250%                        5,000,000           5,026,378
02/26/04            6.313%                        1,000,000           1,007,872
02/26/04            1.170%**                        135,000             134,759
03/11/04            1.040%**                         35,000              34,930
03/22/04            1.090%**                      1,790,000           1,785,664
11/15/04            3.250%                        2,000,000           2,031,826
11/17/04            1.460%                        2,000,000           2,000,000
                                                                ---------------

TOTAL FEDERAL HOME LOAN MRTG. CORP.                                  22,026,388
                                                                ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.1%
01/02/04            0.800%**                      3,429,000           3,429,000
01/03/04            1.030%*                      10,000,000           9,997,496
02/13/04            5.125%                        5,000,000           5,022,380
02/18/04            1.091%*                       5,000,000           4,998,599
03/15/04            4.750%                        6,412,000           6,458,882
04/02/04            1.150%**                        500,000             498,547
04/15/04            3.625%                          121,000             121,812
05/28/04            1.170%**                        700,000             696,656
06/15/04            3.000%                        3,000,000           3,023,960
                                                                ---------------

TOTAL FEDERAL NAT'L  MORTGAGE ASSOC.                                 34,247,332
                                                                ---------------

STUDENT LOAN MARKETING ASSOCIATION - 4.0%
04/23/04            4.750%                        4,000,000           4,044,061
                                                                ---------------

TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS                                                 100,363,113
                                                                ---------------

TOTAL INVESTMENTS - 100.0%                                      $   100,363,113
                                                                ===============

* Floating or variable rate security rate disclosed as of December 31, 2003. Maturity date represents the next interest rate reset date.

** Discount Note.

INCOME TAX INFORMATION:

Total cost for Federal income tax purposes - $100,363,113.

As of June 30, 2003, the U.S. Government Money Market Portfolio had capital loss carryovers of $7,104, $919, $6,010, $3,440, $557, and $1,243 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2005, 2006, 2008, 2009, 2010, and 2011, respectively.

MUNICIPAL MONEY MARKET PORTFOLIO

DUE                DISCOUNT RATE OR            PRINCIPAL             VALUE
DATE               COUPON RATE                  AMOUNT              (NOTE 1)
------------       ----------------         ---------------     ---------------
MUNICIPAL BONDS & NOTES - 100.0%
ARIZONA - 2.3%
Apache County
Industrial Development Authority
01/07/04            1.150%*                 $     1,600,000     $     1,600,000
Pinal County School District
07/01/04            6.000%                          565,000             578,689
                                                                ---------------

                                                                      2,178,689
                                                                ---------------

ARKANSAS - 0.6%
Arkansas Hospital Equipment
Financial Authority
01/01/04            1.280%*                         500,000             500,000
University of Central Arkansas
06/01/04            2.000%                          115,000             115,378
                                                                ---------------

                                                                        615,378
                                                                ---------------

CALIFORNIA - 2.1%
California State
06/16/04            2.000%                        2,000,000           2,008,032
                                                                ---------------

COLORADO - 1.3%
Colorado Educational & Cultural
Facilities Authority
01/01/04            1.300%*                       1,255,000           1,255,000
                                                                ---------------

GEORGIA - 3.9%
Atlanta Water & Waste
01/01/04            1.220%*                         280,000             280,000
Georgia Local Government
01/01/04            1.310%*                       3,500,000           3,500,000
                                                                ---------------

                                                                      3,780,000
                                                                ---------------

IDAHO - 1.1%
Blaine County School District
07/30/04            2.000%                        1,000,000           1,005,577
                                                                ---------------

ILLINOIS - 10.2%
Du Page County
01/01/04            5.000%                          730,000             730,000
Illinois Development Financial Authority
08/16/04            4.200%                          500,000             508,893
Illinois Educational Facilities Authority
01/07/04            1.200%*                       1,600,000           1,600,000
Illinois State
01/07/04            1.210%*                       1,995,000           1,995,000
Regional Transport Authority
01/07/04            1.210%*                       1,000,000           1,000,000
Rockford Industrial Development
01/01/04            1.350%*                       4,000,000           4,000,000
                                                                ---------------

                                                                      9,833,893
                                                                ---------------

INDIANA - 1.0%
Hendricks County
Industrial Redevelopment
01/01/04            1.350%*                       1,000,000           1,000,000
                                                                ---------------

IOWA - 2.1%
Des Moines
Commercial Development
01/01/04            1.400%*                       2,000,000           2,000,000
                                                                ---------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                DISCOUNT RATE OR            PRINCIPAL             VALUE
DATE               COUPON RATE                  AMOUNT              (NOTE 1)
------------       ----------------         ---------------     ---------------
KANSAS - 2.2%
Department of Transportation
01/01/04            1.200%*                 $     1,200,000     $     1,200,000
Topeka
08/15/04            3.000%                          860,000             870,590
                                                                ---------------

                                                                      2,070,590
                                                                ---------------

KENTUCKY - 0.9%
Lexington Center Corp.
10/01/04            2.000%                          645,000             648,815
McCreary County School District
05/01/04            2.000%                          245,000             245,723
                                                                ---------------

                                                                        894,538
                                                                ---------------

MASSACHUSETTS - 1.0%
Scituate
03/04/04            2.000%                        1,000,000           1,001,516
                                                                ---------------
MICHIGAN - 4.1%
Detroit
Economic Development
01/01/04            1.250%*                       1,900,000           1,900,000
Detroit
Sewage Disposal
01/02/04            1.300%*                         600,000             600,000
01/07/04            1.210%*                       1,465,000           1,465,000
                                                                ---------------

                                                                      3,965,000
                                                                ---------------

MINNESOTA - 2.1%
Minneapolis
03/01/04            4.800%                          425,000             427,514
Minneapolis Library
01/01/04            1.150%*                         400,000             400,000
Minnesota State
01/01/04            1.300%*                       1,160,000           1,160,000
                                                                ---------------

                                                                      1,987,514
                                                                ---------------

MISSISSIPPI  - 3.9%
Jackson County Pollution Control
01/02/04            1.300%*                         200,000             200,000
Mississippi State Development Bank
01/07/04            1.240%*                       3,525,000           3,525,000
                                                                ---------------

                                                                      3,725,000
                                                                ---------------

NEBRASKA - 0.3%
Public Power District
07/01/04            4.750%                          275,000             282,726
                                                                ---------------

NEW MEXICO - 0.4%
Santa Fe
06/01/04            6.300%                          400,000             408,635
                                                                ---------------

NEW YORK - 0.4%
New York State Tollway  Authority
04/01/04            3.500%                          150,000             150,862
Rochester
10/01/04            5.125%                          180,000             185,360
                                                                ---------------

                                                                        336,222
                                                                ---------------

NORTH CAROLINA - 0.5%
Charlotte Convention Facility
01/01/04            1.300%*                         485,000             485,000
                                                                ---------------

OHIO - 11.8%
American Municipal Power
04/01/04            1.100%                  $     1,000,000     $     1,000,000
07/22/04            1.200%                          500,000             500,000
Franklin County
01/07/04            1.180%*                       2,100,000           2,100,000
Greene County
05/28/04            1.380%                          275,000             275,255
Marysville Vehicle & Equipment
03/11/04            1.450%                          835,000             835,425
Middletown
06/10/04            1.750%                        2,500,000           2,506,539
Norwalk City
06/17/04            2.000%                          250,000             251,012
Shelby County
02/26/04            1.480%                        1,000,000           1,000,395
St. Marys
06/10/04            1.400%                          541,000             541,568
University of Toledo
01/07/04            1.170%*                       1,255,000           1,255,000
Wapakoneta
01/30/04            1.690%                        1,100,000           1,100,315
                                                                ---------------

                                                                     11,365,509
                                                                ---------------

PENNSYLVANIA - 20.8%
Chester County Development Authority
01/07/04            1.230%*                       3,500,000           3,500,000
Lawrence County Industrial Development
01/01/04            1.450%*                       2,655,000           2,655,000
Lower Merion
05/01/04            2.000%                          355,000             355,930
Pennsylvania State
01/01/04            1.380%*                       3,500,000           3,500,000
Pennsylvania State Higher Educational
Facilities
01/01/04            1.330%*                       2,980,000           2,980,000
South Central General Authority
01/01/04            1.300%*                       3,000,000           3,000,000
York General Authority
01/02/04            1.330%*                       4,000,000           4,000,000
                                                                ---------------

                                                                     19,990,930
                                                                ---------------

RHODE ISLAND - 2.9%
Cumberland
06/30/04            2.000%                        2,800,000           2,812,549
                                                                ---------------

SOUTH CAROLINA - 2.1%
Oconee County Pollution Control
01/01/04            1.350%*                       2,000,000           2,000,000
                                                                ---------------

TENNESSEE - 11.3%
Knox County
02/01/04            5.000%                        1,000,000           1,013,136
Lauderdale County
04/01/04            3.000%                          715,000             718,495
Memphis
01/07/04            1.180%*                         900,000             900,000
Metro. Gov't Nashville Health &
Educational Facilities
01/01/04            1.280%*                       1,165,000           1,165,000
Montgomery County
05/01/04            3.000%                        2,000,000           2,012,912

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                DISCOUNT RATE OR            PRINCIPAL             VALUE
DATE               COUPON RATE                  AMOUNT              (NOTE 1)
------------       ----------------         ---------------     ---------------
Shelby County
06/30/04            2.000%                  $     2,000,000     $     2,010,249
Shelby County Health, Education &
Housing Facilities
01/07/04            1.190%*                       3,000,000           3,000,000
                                                                ---------------

                                                                     10,819,792
                                                                ---------------

TEXAS - 6.7%
Bedford
02/01/04            2.000%                        1,820,000           1,821,697
Harris County
01/01/04            1.300%*                       1,490,000           1,490,000
Houston Water & Sewer Systems
01/01/04            1.280%*                       1,595,000           1,595,000
Texas Housing Agency
01/01/04            1.290%*                         500,000             500,000
Texas State
08/31/04            2.000%                        1,000,000           1,005,262
                                                                ---------------

                                                                      6,411,959
                                                                ---------------

VIRGINIA - 4.0%
University of Virginia
01/07/04            1.210%*                       2,695,000           2,695,000
Virginia Commowealth Transportation
01/01/04            1.280%*                       1,155,000           1,155,000
                                                                ---------------

                                                                      3,850,000
                                                                ---------------

TOTAL MUNICIPAL BONDS & NOTES                                        96,084,049
                                                                ---------------

TOTAL INVESTMENTS - 100.0%                                      $    96,084,049
                                                                ===============


* Floating or variable rate security - rate disclosed as of December 31, 2003. Maturity date represents the next interest rate reset date.

INCOME TAX INFORMATION:
Total cost for federal income tax purposes - $96,084,049.

As of June 30, 2003, the Municipal Money Market Portfolio had capital loss carryovers of $897, $3,392, $1,764, and $1,684 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2006, 2009, 2010, and 2011, respectively.

The Municipal Money Market Portfolio intends to elect to defer to its fiscal year ending June 30, 2004, $1,501 of losses recognized during the period November 1, 2002 to June 30, 2003.

CASH RESERVE PORTFOLIO

DUE                DISCOUNT RATE OR            PRINCIPAL             VALUE
DATE               COUPON RATE                  AMOUNT              (NOTE 1)
------------       ----------------         ---------------     ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.8%
FEDERAL HOME LOAN BANK - 2.4%
04/16/04            4.875%                  $     6,000,000     $     6,061,051
                                                                ---------------

TOTAL FEDERAL HOME LOAN BANK

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.8%
02/26/04            1.260%***                     5,000,000           4,990,301
11/15/04            1.375%                        5,000,000           5,000,000
11/29/04            1.470%                        5,000,000           5,000,000
                                                                ---------------

TOTAL FEDERAL HOME LOAN MORTGAGE
 CORPORATION                                                         14,990,301
                                                                ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.6%
12/03/04            1.500%                        3,000,000           3,000,000
12/08/04            1.545%                        3,000,000           3,000,000
01/02/04            0.800%***                       410,000             410,000
02/13/04            5.125%                        5,000,000           5,021,470
02/18/04            1.091%*                       8,000,000           7,997,759
                                                                ---------------

TOTAL FEDERAL NATIONAL
 MORTGAGE ASSOCIATION                                                19,429,229
                                                                ---------------

TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS                                                  40,480,581
                                                                ---------------

CERTIFICATES OF DEPOSIT - 20.7%
DEPOSITORY INSTITUTIONS - 20.7%
BNP Paribas New York Branch
01/02/04            1.030%*                      13,000,000          12,998,801
Canadian Imperial Bank
01/02/04            1.058%*                       5,000,000           4,999,930
National City Bank of Indiana
01/02/04            1.040%*                      13,000,000          12,998,801
U.S. Bank National Association
01/02/04            1.050%*                      10,000,000           9,999,934
Westdeutsche Landesbank
08/05/04            1.400%                       12,000,000          12,000,000
                                                                ---------------

TOTAL CERTIFICATES OF DEPOSIT                                        52,997,466
                                                                ---------------

COMMERCIAL PAPER - 38.5%
ASSET-BACKED SECURITIES - 23.5%
Atomium Funding Corp.
01/20/04            1.110%                       12,000,000          11,993,336
Dakota Notes Program
01/07/04            1.130%                        5,300,000           5,299,168
Emerald Corp.
03/18/04            1.100%                       12,000,000          11,972,121
Regency Markets, llc
01/14/04            1.110%                       12,000,000          11,995,558
Scaldis Capital, llc
01/08/04            1.100%                        6,856,000           6,854,740
Silver Tower Funding, llc
03/16/04            1.120%                       12,045,000          12,017,252
                                                                ---------------
                                                                     60,132,175
                                                                ---------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                DISCOUNT RATE OR            PRINCIPAL             VALUE
DATE               COUPON RATE                  AMOUNT              (NOTE 1)
------------       ----------------         ---------------     ---------------
DESPOSITORY INSTITUTIONS - 4.7%
Depfa Bank Europe
01/15/04            1.090%                  $    12,000,000     $    11,995,263
                                                                ---------------

FINANCIAL SERVICES - 10.3%
Countrywide Home Loans, Inc.
01/16/04            1.080%                       10,000,000           9,995,800
General Electric Capital Corp.
03/01/04            1.100%                        4,375,000           4,367,108
UBS Finance
01/02/04            0.950%                       11,850,000          11,850,000
                                                                ---------------

                                                                     26,212,908
                                                                ---------------

TOTAL COMMERCIAL PAPER                                               98,340,346
                                                                ---------------

CORPORATE NOTES - 25.0%
BROKER/DEALER - 12.3%
Citigroup Global Markets
03/25/04            1.110%                        8,000,000           8,000,000
Goldman Sachs Group, Inc.
05/18/04            1.230%                       12,455,000          12,455,000
Merrill Lynch & Co.
01/05/04            1.102%*                      11,000,000          11,000,000
                                                                ---------------

                                                                     31,455,000
                                                                ---------------

DEPOSITORY INSTITUTIONS - 9.0%
HBOS Treasury Services, plc 144A**
03/24/04            1.220%*                      10,000,000          10,000,000
Wells Fargo Bank
01/02/04            1.040%*                      13,000,000          13,000,000
                                                                ---------------

                                                                     23,000,000
                                                                ---------------
FINANCIAL SERVICES - 0.6%
General Electric Capital Corp.
04/23/04            5.375%                        1,440,000           1,458,753
                                                                ---------------

INSURANCE - 3.1%
John Hancock Global Funding, 144A**
03/11/04            1.220%                        8,000,000           8,005,087
                                                                ---------------

TOTAL CORPORATE NOTES                                                63,918,840
                                                                ---------------

TOTAL INVESTMENTS - 100.0%                                      $   255,737,233
                                                                ===============

* Floating or variable rate security - rate disclosed as of December 31, 2003. Maturity date represents the next interest rate reset date.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $18,005,087 or 7.35% of net assets.

***Discount Notes.

INCOME TAX INFORMATION:

Total cost for federal income tax purposes - $255,737,233.

As of June 30, 2003, the Cash Reserve Portfolio had a capital loss carryover of $19,750 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

STATEMENTS OF ASSETS AND LIABILITIES

                                                   DECEMBER 31, 2003 (UNAUDITED)

                                                                              CORE EQUITY        CAPITAL APPRECIATION
                                                                               PORTFOLIO              PORTFOLIO
                                                                         --------------------------------------------
ASSETS:
Investments, at value (cost -see below)(Note 1)                             $   643,668,408         $   74,881,622
Receivable for investments sold                                                           0                185,748
Receivable for portfolio shares sold                                                126,549                 58,205
Dividends receivable                                                                703,002                 19,686
Interest receivable                                                                   8,396                     11
Other assets                                                                         46,308                 23,679
                                                                         --------------------------------------------
   Total assets                                                                 644,552,663             75,168,951
                                                                         --------------------------------------------

LIABILITIES:
Payable for investments purchased                                                   778,005                982,382
Payable for portfolio shares redeemed                                               607,926                 18,268
Accrued management fee                                                              374,635                 52,248
Accrued administration fee                                                           66,518                  7,243
Accrued co-administration fee                                                        49,046                  5,444
Accrued distribution fee                                                             49,081                  1,014
Accrued shareholder servicing fee                                                    36,655                  1,060
Other payables and accrued expenses                                                 196,506                 17,052
                                                                         --------------------------------------------
   Total Liabilities                                                              2,158,372              1,084,711
                                                                         --------------------------------------------
NET ASSETS                                                                  $   642,394,291         $   74,084,240
                                                                         ============================================

NET ASSETS CONSIST OF:
Paid in capital                                                             $   564,882,363         $   69,016,795
Overdistributed net investment income                                               (12,870)              (149,487)
Accumulated net realized loss on investments                                       (236,014)           (10,468,764)
Net unrealized appreciation
   in value of investments                                                       77,760,812             15,685,696
                                                                         --------------------------------------------
NET ASSETS                                                                  $   642,394,291         $   74,084,240
                                                                         ============================================

COST OF INVESTMENTS                                                         $   565,907,596         $   59,195,926
                                                                         ============================================

NET ASSET VALUE PER SHARE
Net Assets
   Class I                                                                  $   484,297,545         $   68,553,485
   Class A                                                                  $    87,396,291         $    3,945,927
   Class B                                                                  $    15,315,942         $      931,041
   Class C                                                                  $    55,384,513         $      653,787
                                                                         --------------------------------------------

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
   Class I                                                                       26,393,953              6,279,711
   Class A                                                                        4,766,998                370,717
   Class B                                                                          864,030                 88,695
   Class C                                                                        3,166,816                 65,010
                                                                         --------------------------------------------

Net Asset Value and redemption price per share
   Class I                                                                  $         18.35         $        10.92
   Class A                                                                  $         18.33         $        10.64
   Class B                                                                  $         17.73         $        10.50
   Class C                                                                  $         17.49         $        10.06
                                                                         --------------------------------------------

Maximum offering price per share
Class I (no sales charge)                                                   $         18.35         $        10.92
   Class A (net asset value plus maximum
   sales charge of 5.75% of offering price)                                 $         19.45         $        11.29
   Class B (no sales charge)                                                $         17.73         $        10.50
   Class C (no sales charge)                                                $         17.49         $        10.06
                                                                         --------------------------------------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                          INTERMEDIATE BOND       TENNESSEE TAX-FREE
                                                                             PORTFOLIO               PORTFOLIO
                                                                         --------------------------------------------
ASSETS:
Investments, at value (cost -see below)(Note 1)                             $   443,521,121         $  175,485,452
Receivable for portfolio shares sold                                                307,491                 35,321
Interest receivable                                                               7,208,311              2,431,256
Other assets                                                                         42,041                 14,130
                                                                         --------------------------------------------
   Total assets                                                                 451,078,964            177,966,159
                                                                         --------------------------------------------

LIABILITIES:
Payable for portfolio shares redeemed                                               320,720                  5,868
Dividends payable                                                                   592,460                500,647
Accrued management fee                                                              111,791                 43,199
Accrued administration fee                                                           46,118                 18,108
Accrued co-administration fee                                                        34,135                 13,471
Accrued distribution fee                                                              2,411                  7,304
Accrued shareholder servicing fee                                                    11,889                  2,266
Other payables and accrued expenses                                                 107,865                 46,214
                                                                         --------------------------------------------
   Total Liabilities                                                              1,227,389                637,077
                                                                         --------------------------------------------
NET ASSETS                                                                  $   449,851,575         $  177,329,082
                                                                         ============================================

NET ASSETS CONSIST OF:
Paid in capital                                                             $   435,882,686         $  167,444,475
Undistributed net investment income                                                 835,399                  8,179
Accumulated net realized gain/(loss) on investments                                (271,086)                53,104
Net unrealized appreciation
   in value of investment                                                        13,404,576              9,823,324
                                                                         --------------------------------------------
NET ASSETS                                                                  $   449,851,575         $  177,329,082
                                                                         ============================================

COST OF INVESTMENTS                                                         $   430,116,545         $  165,662,128
                                                                         ============================================

NET ASSET VALUE PER SHARE
Net Assets
   Class I                                                                  $   395,534,194         $  156,433,580
   Class A                                                                  $    50,889,333         $    9,841,899
   Class B                                                                  $       688,078         $    4,891,754
   Class C                                                                  $     2,739,970         $    6,161,849
                                                                         --------------------------------------------

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
   Class I                                                                       37,814,306             14,815,557
   Class A                                                                        4,863,547                930,151
   Class B                                                                           65,771                463,203
   Class C                                                                          261,733                583,115
                                                                         --------------------------------------------

Net Asset Value and redemption price per share
   Class I                                                                  $         10.46         $        10.56
   Class A                                                                  $         10.46         $        10.58
   Class B                                                                  $         10.46         $        10.56
   Class C                                                                  $         10.47         $        10.57
                                                                         --------------------------------------------

Maximum offering price per share
   Class I (no sales charge)                                                $         10.46         $        10.56
   Class A (net asset value plus maximum
      sales charge of 3.50% and 3.75%, respectively,                        $         10.84         $        10.99
      of offering price)
   Class B (no sales charge)                                                $         10.46         $        10.56
   Class C (no sales charge)                                                $         10.47         $        10.57
                                                                         --------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           U.S. GOVERNMENT       MUNICIPAL            CASH
                                                             MONEY MARKET       MONEY MARKET         RESERVE
                                                              PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                           -----------------------------------------------------
ASSETS:
Investments, at value (Note 1)                             $   100,363,113    $    96,084,049    $   255,737,233
Cash                                                                    72             12,178              1,062
Receivable for portfolio shares sold                                     0                  0             11,000
Interest receivable                                                673,762            388,352            366,311
Other assets                                                         8,847              7,985             15,433
                                                           -----------------------------------------------------
   Total assets                                                101,045,794         96,492,564        256,131,039
                                                           -----------------------------------------------------

LIABILITIES:
Payable for investments purchased                                        0                  0         11,000,000
Dividends payable                                                   83,928             51,197             31,477
Accrued management fee                                               8,545              7,068             17,767
Accrued administration fee                                           4,847              4,226             10,620
Accrued co-administration fee                                        1,201              3,779              4,204
Accrued distribution fee                                             2,178              6,117             44,411
Other payables and accrued expenses                                 18,359             11,713             46,494
                                                           -----------------------------------------------------
   Total Liabilities                                               119,058             84,100         11,154,973
                                                           -----------------------------------------------------
NET ASSETS                                                 $   100,926,736    $    96,408,464    $   244,976,066
                                                           =====================================================

NET ASSETS CONSIST OF:
Paid in capital                                            $   100,959,539    $    96,417,702    $   244,982,399
(Over)/Undistributed net investment income                         (13,665)                 0             13,234
Accumulated net realized loss on investments                       (19,138)            (9,238)           (19,567)
                                                           -----------------------------------------------------
NET ASSETS                                                 $   100,926,736    $    96,408,464    $   244,976,066
                                                           =====================================================

NET ASSET VALUE, offering price and redemption
   price per share (1)                                     $          1.00    $          1.00    $          1.00
                                                           =====================================================

(1)

                                                                                SHARES OF BENEFICIAL INTEREST
                                                                 NET            OUTSTANDING, ($.01 PAR VALUE,
                                                               ASSETS            UNLIMITED SHARES AUTHORIZED)
                                                           -----------------------------------------------------
U.S. Government Money Market
   Class I                                                   $ 91,582,215                91,613,474
   Class C                                                      9,344,521                 9,346,063
Municipal Money Market
   Class I                                                     67,362,724                67,373,090
   Class C                                                     29,045,740                29,047,625
Cash Reserve
   Class I                                                     43,253,189                43,254,485
   Class B                                                         13,940                    13,939
   Class C                                                    201,708,937               201,718,649

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

                                                                             CORE EQUITY         CAPITAL APPRECIATION
                                                                              PORTFOLIO               PORTFOLIO
                                                                         --------------------------------------------
INVESTMENT INCOME:
Dividends                                                                   $     4,128,126         $      241,011
Interest                                                                             98,742                 15,070
                                                                         --------------------------------------------
    Total investment income                                                       4,226,868                256,081
                                                                         --------------------------------------------

EXPENSES:
Management fee (Note 3)                                                           2,053,804                 48,304
Co-management fee (Note 3)                                                                0                221,989
Administration fee (Note 4)                                                         363,365                 37,033
Co-administration fee (Note 4)                                                      268,574                 27,372
Fund accounting fee                                                                  64,119                  7,370
Custody fee                                                                          41,815                  9,824
Transfer agent fee                                                                  227,602                 20,006
Blue sky fee                                                                         18,500                  3,700
Distribution fee:
   Class B                                                                           73,901                  3,630
   Class C                                                                          203,814                  2,165
Shareholder servicing fee:
   Class A                                                                          104,417                  4,464
   Class C                                                                           67,938                    721
Trustees fee                                                                         11,285                  1,110
Audit & tax                                                                          17,961                  8,270
Legal                                                                                23,653                  1,244
Reports to shareholders                                                              24,900                  1,996
Miscellaneous                                                                        54,175                  6,370
                                                                         --------------------------------------------
   Net expenses                                                                   3,619,823                405,568
                                                                         --------------------------------------------

NET INVESTMENT INCOME/(LOSS)                                                        607,045               (149,487)
                                                                         --------------------------------------------

Net realized gain on investments                                                 10,088,463              4,062,507
Change in net unrealized appreciation/depreciation                               71,061,160              7,073,292
                                                                         --------------------------------------------

Net gain on investments                                                          81,149,623             11,135,799
                                                                         --------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $    81,756,668         $   10,986,312
                                                                         ============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           INTERMEDIATE BOND      TENNESSEE TAX-FREE
                                                                               PORTFOLIO              PORTFOLIO
                                                                         --------------------------------------------
INTEREST INCOME:                                                            $    10,143,648         $    4,072,647
                                                                         --------------------------------------------

EXPENSES:
Management fee (Note 3)                                                           1,128,885                457,120
Administration fee (Note 4)                                                         272,302                105,138
Co-administration fee (Note 4)                                                      201,267                 77,710
Fund accounting fee                                                                  49,573                 22,564
Custody fee                                                                          32,625                 12,499
Transfer agent fee                                                                   94,816                 36,268
Blue sky fee                                                                         12,950                    630
Distribution fee:
   Class B                                                                            2,390                 17,293
   Class C                                                                           11,539                 24,768
Shareholder servicing fee:
   Class A                                                                           64,153                 13,184
   Class C                                                                            3,846                  8,256
Trustees fee                                                                          8,434                  3,101
Audit & tax                                                                          13,391                 11,604
Legal                                                                                18,411                  3,401
Reports to shareholders                                                              19,456                  6,555
Miscellaneous                                                                        42,300                 16,900
                                                                         --------------------------------------------
   Total expenses before waiver                                                   1,976,338                816,991
Waiver of expenses (Note 5)                                                        (422,379)              (199,360)
                                                                         --------------------------------------------
   Net expenses                                                                   1,553,959                617,631
                                                                         --------------------------------------------

NET INVESTMENT INCOME                                                             8,589,689              3,455,016
                                                                         --------------------------------------------

Net realized gain on investments                                                  3,449,645                234,785
Change in net unrealized appreciation/depreciation                              (13,349,560)            (2,432,590)
                                                                         --------------------------------------------

Net loss on investments                                                          (9,899,915)            (2,197,805)
                                                                         --------------------------------------------

NET INCREASE/(DECREASE) IN NET
   ASSETS FROM OPERATIONS                                                   $    (1,310,226)        $    1,257,211
                                                                         ============================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           U.S. GOVERNMENT       MUNICIPAL
                                                            MONEY MARKET        MONEY MARKET      CASH RESERVE
                                                              PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                           -----------------------------------------------------
INTEREST INCOME:                                             $   691,171        $   536,091       $  1,466,444
                                                           -----------------------------------------------------

EXPENSES:
Management fee (Note 3)                                           30,918             25,213             63,682
Co-management fee (Note 3)                                        49,469             40,340            101,892
Administration fee (Note 4)                                       30,918             25,213             63,682
Co-administration fee (Note 4)                                    30,918             25,213             63,682
Fund accounting fee                                                8,657              7,059             17,831
Custody fee                                                        6,184              5,042             12,736
Transfer agent fee                                                17,988             14,430             50,999
Blue sky fee                                                       3,515              2,405             21,275
Distribution fee:
   Class B                                                             0                  0                 79
   Class C                                                        20,999             63,546            476,463
Trustees fee                                                       1,876              1,724              4,505
Audit & tax                                                        6,686              5,692             17,623
Legal                                                              3,837              3,039              9,904
Reports to shareholders                                            4,360              3,622             10,023
Miscellaneous                                                     11,600              7,590             22,213
                                                           -----------------------------------------------------
   Total expenses before waiver                                  227,925            230,128            936,589
Waiver of expenses (Note 5)                                      (62,097)           (43,951)          (290,721)
                                                           -----------------------------------------------------
   Net expenses                                                  165,828            186,177            645,868
                                                           -----------------------------------------------------

NET INVESTMENT INCOME                                            525,343            349,914            820,576
                                                           -----------------------------------------------------
Net realized gain on investments                                      45                  0                183
                                                           -----------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                   $   525,388        $   349,914       $    820,759
                                                           =====================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                           CORE EQUITY                             CAPITAL APPRECIATION
                                                            PORTFOLIO                                   PORTFOLIO
                                             ------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS       FOR THE YEAR       FOR THE SIX MONTHS       FOR THE YEAR
                                             ENDED DECEMBER 31,       ENDED JUNE 30,      ENDED DECEMBER 31,     ENDED JUNE 30,
                                              2003 (UNAUDITED)            2003            2003 (UNAUDITED)            2003
                                             ------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income/(loss)              $          607,045    $        1,961,387    $         (149,487)   $         (358,896)
   Net realized gain/(loss) on investments           10,088,463            (7,098,825)            4,062,507            (1,985,661)
   Change in net unrealized
     appreciation/depreciation                       71,061,160             9,909,791             7,073,292             9,005,198
                                             ------------------------------------------------------------------------------------
   Net increase in net assets
     from operations                                 81,756,668             4,772,353            10,986,312             6,660,641
                                             ------------------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income:
   Class I                                             (859,815)           (1,775,265)                    0                     0
   Class A                                              (70,095)             (122,852)                    0                     0
   Class B                                                    0                     0                     0                     0
   Class C                                                    0                     0                     0                     0
                                             ------------------------------------------------------------------------------------
Net decrease in net assets
   from distributions                                  (929,910)           (1,898,117)                    0                     0
                                             ------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
   Proceeds from sales of shares                     37,046,763            60,523,606            12,722,161             8,597,749
   Reinvested dividends                                 585,914             1,143,196                     0                     0
   Cost of shares redeemed                          (93,298,462)         (173,401,093)           (3,269,136)           (5,646,983)
                                             ------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets
     from share transactions                        (55,665,785)         (111,734,291)            9,453,025             2,950,766
                                             ------------------------------------------------------------------------------------

   Net increase/(decrease)
     in net assets                                   25,160,973          (108,860,055)           20,439,337             9,611,407

NET ASSETS:
   Beginning of period                              617,233,318           726,093,373            53,644,903            44,033,496
                                             ------------------------------------------------------------------------------------
   End of period*                            $      642,394,291    $      617,233,318    $       74,084,240    $       53,644,903
                                             ====================================================================================

 *Includes (over)/undistributed
      net investment income of               $          (12,870)   $          309,995    $         (149,487)   $                0

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        INTERMEDIATE BOND                           TENNESSEE TAX-FREE
                                                           PORTFOLIO                                    PORTFOLIO
                                             ------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS       FOR THE YEAR       FOR THE SIX MONTHS       FOR THE YEAR
                                             ENDED DECEMBER 31,      ENDED JUNE 30,      ENDED DECEMBER 31,      ENDED JUNE 30,
                                              2003 (UNAUDITED)            2003            2003 (UNAUDITED)            2003
                                             ------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                     $        8,589,689    $       10,869,046    $        3,455,016    $        7,119,254
   Net realized gain on investments                   3,449,645             2,931,688               234,785               673,317
   Change in net unrealized
     appreciation/depreciation                      (13,349,560)           18,718,131            (2,432,590)            4,345,890
                                             ------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets
     from operations                                 (1,310,226)           32,518,865             1,257,211            12,138,461
                                             ------------------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income:
   Class I                                           (7,659,189)           (8,646,237)           (3,079,380)           (6,427,078)
   Class A                                             (875,603)           (2,139,216)             (188,456)             (359,541)
   Class B                                              (10,126)               (9,586)              (77,405)              (92,243)
   Class C                                              (44,771)              (74,007)             (109,775)             (240,392)
From net realized gain:
   Class I                                           (5,287,699)           (1,120,347)             (681,328)             (474,243)
   Class A                                             (667,416)             (292,851)              (44,275)              (27,212)
   Class B                                               (8,965)               (1,207)              (21,073)               (8,267)
   Class C                                              (36,636)              (11,124)              (26,717)              (20,817)
                                             ------------------------------------------------------------------------------------
Net decrease in net assets
   from distributions                               (14,590,405)          (12,294,575)           (4,228,409)           (7,649,793)
                                             ------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
   Proceeds from sales of shares                     31,229,646           296,607,692            11,339,448            25,222,559
   Reinvested dividends                               8,571,389             5,218,307               555,440               979,815
   Cost of shares redeemed                          (74,391,588)          (61,873,921)          (18,976,561)          (25,076,713)
                                             ------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets
     from share transactions                        (34,590,553)          239,952,078            (7,081,673)            1,125,661
                                             ------------------------------------------------------------------------------------

     Net increase/(decrease)
        in net assets                               (50,491,184)          260,176,368           (10,052,871)            5,614,329

NET ASSETS:
   Beginning of period                              500,342,759           240,166,391           187,381,953           181,767,624
                                             ------------------------------------------------------------------------------------
   End of period*                            $      449,851,575    $      500,342,759    $      177,329,082    $      187,381,953
                                             ====================================================================================

 *Includes undistributed
     net investment income of                $          835,399    $          835,399    $            8,179    $            8,179

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                  U.S. GOVERNMENT MONEY
                                                                                    MARKET PORTFOLIO
                                                                         ----------------------------------------
                                                                         FOR THE SIX MONTHS      FOR THE YEAR
                                                                         ENDED DECEMBER 31,      ENDED JUNE 30,
                                                                          2003 (UNAUDITED)            2003
                                                                         ----------------------------------------
OPERATIONS:
   Net investment income                                                 $          525,343    $        1,791,073
   Net realized gain on investments                                                      45                     0
                                                                         ----------------------------------------
   Net increase in net assets from
     operations                                                                     525,388             1,791,073
                                                                         ----------------------------------------

DISTRIBUTIONS:
From net investment income
   Class I                                                                         (509,455)           (1,705,994)
   Class C                                                                          (29,888)              (85,079)
                                                                         ----------------------------------------
Net decrease in net assets from
   distributions                                                                   (539,343)           (1,791,073)
                                                                         ----------------------------------------

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (NOTE 2):
   Proceeds from sales of shares                                                 65,540,563           131,192,918
   Reinvested dividends                                                              29,059                82,129
   Cost of shares redeemed                                                      (96,537,317)         (136,193,759)
                                                                         ----------------------------------------
   Net decrease in net assets
      from share transactions                                                   (30,967,695)           (4,918,712)
                                                                         ----------------------------------------

         Net decrease
         in net assets                                                          (30,981,650)           (4,918,712)

NET ASSETS:
   Beginning of period                                                          131,908,386           136,827,098
                                                                         ----------------------------------------
   End of period*                                                        $      100,926,736    $      131,908,386
                                                                         ========================================

*Includes (over)/undistributed
   net investment income of                                              $          (13,665)   $              335

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         MUNICIPAL MONEY                               CASH RESERVE
                                                        MARKET PORTFOLIO                                PORTFOLIO
                                             ------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS       FOR THE YEAR       FOR THE SIX MONTHS       FOR THE YEAR
                                             ENDED DECEMBER 31,      ENDED JUNE 30,      ENDED DECEMBER 31,      ENDED JUNE 30,
                                              2003 (UNAUDITED)            2003            2003 (UNAUDITED)            2003
                                             ------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                     $          349,914    $          900,941    $          820,576    $        3,086,078
   Net realized gain/(loss) on
       investments                                            0                (2,609)                  183                 1,440
                                             ------------------------------------------------------------------------------------
   Net increase in net assets from
      operations                                        349,914               898,332               820,759             3,087,518
                                             ------------------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income
   Class I                                             (277,180)             (690,247)             (183,076)             (778,658)
   Class B                                                    -                     -                   (16)                 (102)
   Class C                                              (72,734)             (210,694)             (637,484)           (2,307,318)
                                             ------------------------------------------------------------------------------------
Net decrease in net assets from
   distributions                                       (349,914)             (900,941)             (820,576)           (3,086,078)
                                             ------------------------------------------------------------------------------------

SHARE TRANSACTIONS AT NET ASSET VALUE
  OF $1.00 PER SHARE (NOTE 2):
   Proceeds from sales of shares                     88,257,761           143,234,292           197,835,139           511,935,377
   Reinvested dividends                                  72,140               209,725               641,834             2,333,771
   Cost of shares redeemed                          (85,213,898)         (131,811,740)         (209,298,512)         (518,125,424)
                                             ------------------------------------------------------------------------------------
   Net increase/(decrease) in net
     assets from share transactions                   3,116,003            11,632,277           (10,821,539)           (3,856,276)
                                             ------------------------------------------------------------------------------------

         Net increase/(decrease)
         in net assets                                3,116,003            11,629,668           (10,821,356)           (3,854,836)

NET ASSETS:
   Beginning of period                               93,292,461            81,662,793           255,797,422           259,652,258
                                             ------------------------------------------------------------------------------------

   End of period*                            $       96,408,464    $       93,292,461    $      244,976,066    $      255,797,422
                                             ====================================================================================

*Includes undistributed net
    investment income of                     $                0    $                0    $           13,234    $           13,234

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

FINANCIAL HIGHLIGHTS

CORE EQUITY PORTFOLIO

                                                                         CLASS I

                                                       SIX MONTHS ENDED
                                                         DECEMBER 31,                  FOR THE YEAR ENDED JUNE 30
                                                            2003@^           2003^      2002         2001        2000      1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $        16.12      $  15.74   $  21.87    $  25.33    $  26.26   $  21.56
                                                       --------------------------------------------------------------------------
Income from investment operations:
Net investment income                                            0.03          0.07       0.08        0.07        0.11       0.13
Net realized and unrealized gain/(loss)
  on investments                                                 2.23          0.37      (4.52)       0.06        1.88       5.30
                                                       --------------------------------------------------------------------------
Total from investment operations                                 2.26          0.44      (4.44)       0.13        1.99       5.43
                                                       --------------------------------------------------------------------------
Distributions:
Net investment income                                           (0.03)        (0.06)     (0.08)      (0.04)      (0.09)     (0.12)
Net realized gain                                                   -             -      (1.61)      (3.55)      (2.83)     (0.61)
                                                       --------------------------------------------------------------------------
Total distributions                                             (0.03)        (0.06)     (1.69)      (3.59)      (2.92)     (0.73)
                                                       --------------------------------------------------------------------------
Net asset value, end of period                         $        18.35      $  16.12   $  15.74    $  21.87    $  25.33   $  26.26
                                                       ==========================================================================

TOTAL RETURN+                                                   14.04%#        2.82%    (21.53)%     (0.70)%      8.15%     25.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $      484,298      $470,855   $541,058    $716,068    $790,050   $790,985
Ratio of expenses to average daily net assets (1)                1.01%*        0.98%      0.94%       0.97%       0.87%      0.80%
Ratio of net investment income to average net assets             0.33%*        0.47%      0.44%       0.31%       0.44%      0.57%
Portfolio turnover rate                                            13%           22%        38%         26%         28%        21%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                     1.01%*        0.98%      0.94%       0.97%       0.95%      0.95%

                                                                         CLASS A

                                                         SIX MONTHS ENDED
                                                           DECEMBER 31,                FOR THE YEAR ENDED JUNE 30,
                                                              2003@^        2003^       2002        2001        2000      1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $        16.11    $ 15.73   $  21.85    $  25.33    $  26.30   $ 21.58
                                                         ----------------------------------------------------------------------
Income from investment operations:
Net investment income                                              0.01       0.03       0.04        0.01        0.03      0.06
Net realized and unrealized gain/(loss)
  on investments                                                   2.22       0.37      (4.51)       0.06        1.88      5.31
                                                         ----------------------------------------------------------------------
Total from investment operations                                   2.23       0.40      (4.47)       0.07        1.91      5.37
                                                         ----------------------------------------------------------------------
Distributions:
Net investment income                                             (0.01)     (0.02)     (0.04)          -       (0.05)    (0.04)
Net realized gain                                                     -          -      (1.61)      (3.55)      (2.83)    (0.61)
                                                         ----------------------------------------------------------------------
Total distributions                                               (0.01)     (0.02)     (1.65)      (3.55)      (2.88)    (0.65)
                                                         ----------------------------------------------------------------------
Net asset value, end of period                           $        18.33    $ 16.11   $  15.73    $  21.85    $  25.33   $ 26.30
                                                         ======================================================================

TOTAL RETURN+**                                                   13.88%#     2.58%    (21.73)%     (0.95)%      7.80%    25.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $       87,396    $79,265   $105,294    $134,604    $101,907   $82,896
Ratio of expenses to average daily net assets (1)                  1.26%*     1.24%      1.19%       1.23%       1.18%     1.10%
Ratio of net investment income to average net assets               0.08%*     0.21%      0.20%       0.05%       0.13%     0.28%
Portfolio turnover rate                                              13%        22%        38%         26%         28%       21%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       1.26%*     1.24%      1.19%       1.23%       1.25%     1.25%

*    Annualized
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.
@    Unaudited

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                    SIX MONTHS ENDED
                                                       DECEMBER 31,                FOR THE YEAR ENDED JUNE 30,
                                                          2003@^         2003^           2002           2001          2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $    15.62      $    15.35     $    21.49     $    25.13     $    25.83
                                                       -----------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.05)          (0.08)         (0.05)         (0.05)         (0.07)
Net realized and unrealized gain/(loss)
  on investments                                             2.16            0.35          (4.48)         (0.04)          2.20
                                                       -----------------------------------------------------------------------
Total from investment operations                             2.11            0.27          (4.53)         (0.09)          2.13
                                                       -----------------------------------------------------------------------
Distributions:
Net investment income                                           -               -              -              -              -
Net realized gain                                               -               -          (1.61)         (3.55)         (2.83)
                                                       -----------------------------------------------------------------------
Total distributions                                             -               -          (1.61)         (3.55)         (2.83)
                                                       -----------------------------------------------------------------------
Net asset value, end of period                         $    17.73      $    15.62     $    15.35     $    21.49     $    25.13
                                                       =======================================================================

TOTAL RETURN+                                               13.51%#          1.76%        (22.39)%        (1.65)%         8.72%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $   15,316      $   14,069     $   15,636     $   13,849     $    5,372
Ratio of expenses to average daily net assets (1)            2.01%*          2.01%          1.98%          1.99%          1.91%*
Ratio of net investment loss to average net assets          (0.67)%*        (0.56)%        (0.59)%        (0.71)%        (0.60)%*
Portfolio turnover rate                                        13%             22%            38%            26%            28%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 2.01%*          2.01%          1.98%          1.99%          1.98%*

                                                                         CLASS C

                                                         SIX MONTHS ENDED
                                                            DECEMBER 31,                 FOR THE YEAR ENDED JUNE 30,
                                                              2003@^         2003^       2002       2001       2000        1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $        15.41     $ 15.15    $ 21.23    $ 24.87    $  26.00    $ 21.47
                                                         -----------------------------------------------------------------------
Income from investment operations:
Net investment loss                                               (0.05)      (0.08)     (0.12)     (0.13)      (0.13)     (0.11)
Net realized and unrealized gain/(loss)
  on investments                                                   2.13        0.34      (4.35)      0.04        1.83       5.25
                                                         -----------------------------------------------------------------------
Total from investment operations                                   2.08        0.26      (4.47)     (0.09)       1.70       5.14
                                                         -----------------------------------------------------------------------
Distributions:
Net investment income                                                 -           -          -          -           -          -
Net realized gain                                                     -           -      (1.61)     (3.55)      (2.83)     (0.61)
                                                         -----------------------------------------------------------------------
Total distributions                                                   -           -      (1.61)     (3.55)      (2.83)     (0.61)
                                                         -----------------------------------------------------------------------
Net asset value, end of period                           $        17.49     $ 15.41    $ 15.15    $ 21.23    $  24.87    $ 26.00
                                                         =======================================================================

TOTAL RETURN+                                                     13.50%#      1.72%    (22.38)%    (1.66)%      7.02%     24.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $       55,385     $53,045    $64,105    $93,201    $101,084    $95,528
Ratio of expenses to average daily net assets (1)                  2.01%*      1.98%      1.95%      1.96%       1.92%      1.88%
Ratio of net investment loss to average
    net assets                                                    (0.67)%*    (0.53)%    (0.56)%    (0.69)%     (0.61)%    (0.50)%
Portfolio turnover rate                                              13%         22%        38%        26%         28%        21%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       2.01%*      1.98%      1.95%      1.96%       2.00%      2.03%

*    Annualized
**   Class B commenced operations on August 3, 1999.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.
@    Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

CAPITAL APPRECIATION PORTFOLIO

                                                                         CLASS I

                                                       SIX MONTHS ENDED
                                                         DECEMBER 31,                     FOR THE YEAR ENDED JUNE 30,
                                                            2003@^          2003^       2002^       2001^      2000^      1999^
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $         9.14      $  8.03     $  9.98     $ 14.47    $ 10.25    $ 10.74
                                                       -------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                             (0.02)       (0.06)      (0.09)      (0.05)     (0.09)     (0.09)
Net realized and unrealized gain/(loss) on
   investments                                                   1.80         1.17       (1.86)      (1.22)      4.31      (0.16)
                                                       -------------------------------------------------------------------------
Total from investment operations                                 1.78         1.11       (1.95)      (1.27)      4.22      (0.25)
                                                       -------------------------------------------------------------------------
Distributions:
Net realized gain                                                   -            -           -       (3.22)         -      (0.24)
                                                       -------------------------------------------------------------------------
Net asset value, end of period                         $        10.92      $  9.14     $  8.03     $  9.98    $ 14.47    $ 10.25
                                                       =========================================================================

TOTAL RETURN+                                                   19.47%#      13.82%     (19.54)%    (10.93)%    41.17%     (2.16)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $       68,553      $49,572     $39,175     $44,746    $46,042    $33,803
Ratio of expenses to average daily net assets (1)                1.23%*       1.26%       1.46%       1.27%      1.19%      1.29%
Ratio of net investment loss to average net assets              (0.43)%*     (0.81)%     (1.01)%     (0.45)%    (0.77)%    (1.00)%
Portfolio turnover rate                                            41%          67%        137%        130%       286%        47%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                     1.23%*       1.26%       1.46%       1.27%      1.26%      1.44%

                                                                         CLASS A

                                                       SIX MONTHS ENDED
                                                         DECEMBER 31,                FOR THE YEAR ENDED JUNE 30,
                                                            2003@^         2003^     2002^      2001^      2000^     1999^
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $         8.93     $ 7.86    $  9.80    $ 14.31    $10.20    $10.71
                                                       -------------------------------------------------------------------
Income from investment operations:
Net investment loss                                             (0.04)     (0.08)     (0.11)     (0.09)    (0.15)    (0.13)
Net realized and unrealized gain/(loss) on
   investments                                                   1.75       1.15      (1.83)     (1.20)     4.26     (0.14)
                                                       -------------------------------------------------------------------
Total from investment operations                                 1.71       1.07      (1.94)     (1.29)     4.11     (0.27)
                                                       -------------------------------------------------------------------
Distributions:
Net realized gain                                                   -          -          -      (3.22)        -     (0.24)
                                                       -------------------------------------------------------------------
Net asset value, end of period                         $        10.64     $ 8.93    $  7.86    $  9.80    $14.31    $10.20
                                                       ===================================================================

TOTAL RETURN+**                                                 19.15%#    13.61%    (19.80)%   (11.21)%   40.29%    (2.35)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $        3,946     $3,083    $ 3,879    $ 5,150    $3,883    $2,051
Ratio of expenses to average daily net assets (1)                1.48%*     1.49%      1.76%      1.62%     1.63%     1.66%
Ratio of net investment loss to average net assets              (0.68)%*   (1.05)%    (1.32)%    (0.80)%   (1.21)%   (1.37)%
Portfolio turnover rate                                            41%        67%       137%       130%      286%       47%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                     1.48%*     1.49%      1.76%      1.62%     1.70%     1.81%

*    Annualized
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.
@    Unaudited

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                   SIX MONTHS ENDED
                                                      DECEMBER 31,                     FOR THE YEAR ENDED JUNE 30,
                                                         2003@^           2003^          2002^          2001^         2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $     8.84      $     7.84     $     9.86     $    14.49     $    10.06
                                                       -----------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.07)          (0.13)         (0.18)         (0.16)         (0.19)
Net realized and unrealized gain/(loss)
  on investments                                             1.73            1.13          (1.84)         (1.25)          4.62
                                                       -----------------------------------------------------------------------
Total from investment operations                             1.66            1.00          (2.02)         (1.41)          4.43
                                                       -----------------------------------------------------------------------
Distributions:
Net realized gain                                               -               -              -          (3.22)             -
                                                       -----------------------------------------------------------------------
Net asset value, end of period                         $    10.50      $     8.84     $     7.84     $     9.86     $    14.49
                                                       =======================================================================

TOTAL RETURN+                                               18.78%#         12.76%        (20.49)%       (12.00)%        44.04%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $      931      $      508     $      515     $      737     $      175
Ratio of expenses to average daily net assets (1)            2.23%*          2.26%          2.62%          2.48%          2.46%*
Ratio of net investment loss to average net assets          (1.43)%*        (1.82)%        (2.17)%        (1.66)%        (2.04)%*
Portfolio turnover rate                                        41%             67%           137%           130%           286%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 2.23%*          2.26%          2.62%          2.48%          2.52%*

                                                                         CLASS C

                                                         SIX MONTHS ENDED
                                                           DECEMBER 31,                 FOR THE YEAR ENDED JUNE 30,
                                                              2003@^         2003^     2002^      2001^      2000^     1999^
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $         8.47     $ 7.51    $  9.43    $ 14.02    $10.04    $10.64
                                                         -------------------------------------------------------------------
Income from investment operations:
Net investment loss                                               (0.07)     (0.12)     (0.18)     (0.19)    (0.25)    (0.19)
Net realized and unrealized gain/(loss) on
   investments                                                     1.66       1.08      (1.74)     (1.18)     4.23     (0.17)
                                                         -------------------------------------------------------------------
Total from investment operations                                   1.59       0.96      (1.92)     (1.37)     3.98     (0.36)
                                                         -------------------------------------------------------------------
Distributions:
Net realized gain                                                     -          -          -      (3.22)        -     (0.24)
                                                         -------------------------------------------------------------------
Net asset value, end of period                           $        10.06     $ 8.47    $  7.51    $  9.43    $14.02    $10.04
                                                         ===================================================================

TOTAL RETURN+                                                     18.77%#    12.78%    (20.36)%   (12.13)%   39.64%    (3.22)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $          654     $  482    $   463    $   758    $  634    $  392
Ratio of expenses to average daily net assets (1)                  2.23%*     2.24%      2.63%      2.60%     2.50%     2.44%
Ratio of net investment loss to average net assets                (1.43)%*   (1.80)%    (2.18)%    (1.78)%   (2.09)%   (2.15)%
Portfolio turnover rate                                              41%        67%       137%       130%      286%       47%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       2.23%*     2.24%      2.63%      2.60%     2.57%     2.59%

*    Annualized
**   Class B commenced operations on August 3, 1999.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.
@    Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

INTERMEDIATE BOND PORTFOLIO

                                                                         CLASS I

                                                         SIX MONTHS ENDED
                                                            DECEMBER 31,                   FOR THE YEAR ENDED JUNE 30,
                                                               2003@           2003       2002       2001        2000       1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $        10.81      $  10.39   $  10.10   $   9.59    $   9.78   $  10.02
                                                         -------------------------------------------------------------------------
Income from investment operations:
Net investment income                                              0.20          0.45       0.52       0.55        0.56       0.58
Net realized and unrealized gain/(loss)
   on investments                                                 (0.21)         0.50       0.33       0.50       (0.19)     (0.22)
                                                         -------------------------------------------------------------------------
Total from investment operations                                  (0.01)         0.95       0.85       1.05        0.37       0.36
                                                         -------------------------------------------------------------------------
Distributions:
Net investment income                                             (0.20)        (0.47)     (0.52)     (0.55)      (0.56)     (0.58)
Net realized gain                                                 (0.14)        (0.06)     (0.04)         -           -      (0.02)
                                                         -------------------------------------------------------------------------
Total distributions                                               (0.34)        (0.53)     (0.56)     (0.55)      (0.56)     (0.60)
                                                         -------------------------------------------------------------------------
Net asset value, end of period                           $        10.46      $  10.81   $  10.39   $  10.10    $   9.59   $   9.78
                                                         =========================================================================

TOTAL RETURN+                                                     (0.11)%#       9.35%      8.59%     11.28%       3.97%      3.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $      395,534      $443,511   $188,425   $188,381    $202,385   $219,298
Ratio of expenses to average daily net assets (1)                  0.63%*        0.62%      0.62%      0.60%       0.46%      0.36%
Ratio of net investment income to average net assets               3.67%*        4.41%      5.08%      5.52%       5.86%      5.76%
Portfolio turnover rate                                              17%           36%        61%        59%         22%        48%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       0.80%*        0.82%      0.82%      0.80%       0.81%      0.86%

                                                                         CLASS A

                                                         SIX MONTHS ENDED
                                                            DECEMBER 31,              FOR THE YEAR ENDED JUNE 30,
                                                               2003@          2003      2002      2001     2000      1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $        10.82     $ 10.40   $ 10.10   $  9.59   $ 9.78   $10.02
                                                         -----------------------------------------------------------------
Income from investment operations:
Net investment income                                              0.18        0.44      0.50      0.52     0.53     0.55
Net realized and unrealized gain/(loss)
   on investments                                                 (0.22)       0.48      0.34      0.51    (0.19)   (0.22)
                                                         -----------------------------------------------------------------
Total from investment operations                                  (0.04)       0.92      0.84      1.03     0.34     0.33
                                                         -----------------------------------------------------------------
Distributions:
Net investment income                                             (0.18)      (0.44)    (0.50)    (0.52)   (0.53)   (0.55)
Net realized gain                                                 (0.14)      (0.06)    (0.04)        -        -    (0.02)
                                                         -----------------------------------------------------------------
Total distributions                                               (0.32)      (0.50)    (0.54)    (0.52)   (0.53)   (0.57)
                                                         -----------------------------------------------------------------
Net asset value, end of period                           $        10.46     $ 10.82   $ 10.40   $ 10.10   $ 9.59   $ 9.78
                                                         =================================================================

TOTAL RETURN+**                                                   (0.33)%#     9.08%     8.43%    10.99%    3.66%    3.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $       50,889     $52,686   $50,032   $45,098   $7,485   $3,057
Ratio of expenses to average daily net assets (1)                  0.88%*      0.88%     0.87%     0.84%    0.75%    0.68%
Ratio of net investment income to average net assets               3.42%*      4.15%     4.83%     5.27%    5.57%    5.43%
Portfolio turnover rate                                              17%         36%       61%       59%      22%      48%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       1.05%*      1.08%     1.07%     1.04%    1.11%    1.19%

*    Annualized
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
@    Unaudited

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                               SIX MONTHS ENDED
                                                                 DECEMBER 31,          FOR THE YEAR ENDED JUNE 30,
                                                                    2003@             2003**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                           $        10.82      $        10.55
                                                               ------------------------------------------------------
Income from investment operations:
Net investment income                                                    0.16                0.27
Net realized and unrealized gain
   on investments                                                       (0.22)               0.33
                                                               ------------------------------------------------------
Total from investment operations                                        (0.06)               0.60
                                                               ------------------------------------------------------
Distributions:
Net investment income                                                   (0.16)              (0.27)
Net realized gain                                                       (0.14)              (0.06)
                                                               ------------------------------------------------------
Total distributions                                                     (0.30)              (0.33)
                                                               ------------------------------------------------------
Net asset value, end of period                                 $        10.46      $        10.82
                                                               =====================================================

TOTAL RETURN+                                                           (0.55)%#             5.75%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $          688      $          678
Ratio of expenses to average daily net assets (1)                        1.33%*              1.31%*
Ratio of net investment income to average net assets                     2.97%*              3.72%*
Portfolio turnover rate                                                    17%                 36%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                             1.50%*              1.51%*

                                                                         CLASS C

                                                         SIX MONTHS ENDED
                                                           DECEMBER 31,            FOR THE YEAR ENDED JUNE 30,
                                                              2003@          2003     2002     2001     2000     1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $        10.82     $10.40   $10.10   $ 9.59   $ 9.77   $10.02
                                                         --------------------------------------------------------------
Income from investment operations:
Net investment income                                              0.16       0.38     0.44     0.47     0.48     0.49
Net realized and unrealized gain/(loss)
   on investments                                                 (0.21)      0.49     0.34     0.51    (0.18)   (0.23)
                                                         --------------------------------------------------------------
Total from investment operations                                  (0.05)      0.87     0.78     0.98     0.30     0.26
                                                         --------------------------------------------------------------
Distributions:
Net investment income                                             (0.16)     (0.39)   (0.44)   (0.47)   (0.48)   (0.49)
Net realized gain                                                 (0.14)     (0.06)   (0.04)       -        -    (0.02)
                                                         --------------------------------------------------------------
Total distributions                                               (0.30)     (0.45)   (0.48)   (0.47)   (0.48)   (0.51)
                                                         --------------------------------------------------------------
Net asset value, end of period                           $        10.47     $10.82   $10.40   $10.10   $ 9.59   $ 9.77
                                                         ==============================================================

TOTAL RETURN+                                                     (0.48)%#    8.54%    7.81%   10.38%    3.16%    2.58%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $        2,740     $3,468   $1,710   $1,333   $1,269   $1,097
Ratio of expenses to average daily net assets (1)                  1.38%*     1.37%    1.44%    1.42%    1.35%    1.22%
Ratio of net investment income to average net assets               2.92%*     3.66%    4.25%    4.70%    4.97%    4.90%
Portfolio turnover rate                                              17%        36%      61%      59%      22%      48%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       1.80%*     1.82%    1.89%    1.86%    1.95%    1.92%

*    Annualized
**   Class B commenced operations on October 28, 2002.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
@    Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

TENNESSEE TAX-FREE PORTFOLIO

                                                                         CLASS I

                                                        SIX MONTHS ENDED
                                                          DECEMBER 31,          FOR THE YEAR ENDED JUNE 30,
                                                             2003@           2003       2002       2001       2000       1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $        10.73    $  10.47   $  10.28   $   9.89   $  10.08   $  10.31
                                                         ----------------------------------------------------------------------
Income from investment operations:
Net investment income                                              0.20        0.42       0.43       0.44       0.45       0.46
Net realized and unrealized gain/(loss) on
   investments                                                    (0.12)       0.29       0.21       0.39      (0.18)     (0.20)
                                                         ----------------------------------------------------------------------
Total from investment operations                                   0.08        0.71       0.64       0.83       0.27       0.26
                                                         ----------------------------------------------------------------------
Distributions:
Net investment income                                             (0.20)      (0.42)     (0.43)     (0.44)     (0.45)     (0.46)
Net realized gain                                                 (0.05)      (0.03)     (0.02)         -      (0.01)     (0.03)
                                                         ----------------------------------------------------------------------
Total distributions                                               (0.25)      (0.45)     (0.45)     (0.44)     (0.46)     (0.49)
                                                         ----------------------------------------------------------------------
Net asset value, end of period                           $        10.56    $  10.73   $  10.47   $  10.28   $   9.89   $  10.08
                                                         ======================================================================
                                                                                                     8.49%      2.83%      2.54%
TOTAL RETURN+                                                      0.77%#      6.89%      6.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $      156,434    $163,440   $164,437   $168,940   $172,620   $185,445
Ratio of expenses to average daily net assets (1)                  0.63%*      0.63%      0.64%      0.62%      0.45%      0.36%
Ratio of net investment income to average net assets               3.84%*      3.93%      4.14%      4.29%      4.57%      4.49%
Portfolio turnover rate                                               4%         19%         8%        13%         6%        31%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       0.83%*      0.83%      0.84%      0.82%      0.81%      0.86%

                                                                         CLASS A

                                                          SIX MONTHS ENDED
                                                            DECEMBER 31,       FOR THE YEAR ENDED JUNE 30,
                                                                2003@         2003      2002     2001      2000      1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                      $        10.75    $ 10.49   $10.31   $  9.92   $ 10.11   $ 10.34
                                                          ----------------------------------------------------------------
Income from investment operations:
Net investment income                                               0.19       0.39     0.40      0.41      0.44      0.46
Net realized and unrealized gain/(loss) on
   investments                                                     (0.12)      0.29     0.20      0.39     (0.18)    (0.20)
                                                          ----------------------------------------------------------------
Total from investment operations                                    0.07       0.68     0.60      0.80      0.26      0.26
                                                          ----------------------------------------------------------------
Distributions:
Net investment income                                              (0.19)     (0.39)   (0.40)    (0.41)    (0.44)    (0.46)
Net realized gain                                                  (0.05)     (0.03)   (0.02)        -     (0.01)    (0.03)
                                                          ----------------------------------------------------------------
Total distributions                                                (0.24)     (0.42)   (0.42)    (0.41)    (0.45)    (0.49)
                                                          ----------------------------------------------------------------
Net asset value, end of period                            $        10.58    $ 10.75   $10.49   $ 10.31   $  9.92   $ 10.11
                                                          ================================================================

Total Return+**                                                     0.65%#     6.62%    5.98%     8.20%     2.70%     2.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                     $        9,842    $11,661   $9,252   $12,836   $10,580   $13,227
Ratio of expenses to average daily net assets (1)                   0.88%*     0.87%    0.88%     0.87%     0.58%     0.44%
Ratio of net investment income to average net assets                3.59%*     3.68%    3.90%     4.04%     4.44%     4.41%
Portfolio turnover rate                                                4%        19%       8%       13%        6%       31%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                        1.08%*     1.07%    1.08%     1.08%     1.09%^    1.13%^

*    Annualized
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ These rates were previously reported net of the shareholder servicing fee waiver.
@    Unaudited

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                    SIX MONTHS ENDED
                                                      DECEMBER 31,                     FOR THE YEAR ENDED JUNE 30,
                                                         2003@            2003           2002           2001          2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $    10.73      $    10.47     $    10.29     $     9.90     $    10.09
                                                       -----------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.17            0.34           0.35           0.36           0.34
Net realized and unrealized gain/(loss)
   on investments                                           (0.12)           0.29           0.20           0.39          (0.18)
                                                       -----------------------------------------------------------------------
Total from investment operations                             0.05            0.63           0.55           0.75           0.16
                                                       -----------------------------------------------------------------------
Distributions:
Net investment income                                       (0.17)          (0.34)         (0.35)         (0.36)         (0.34)
Net realized gain                                           (0.05)          (0.03)         (0.02)             -          (0.01)
                                                       -----------------------------------------------------------------------
Total distributions                                         (0.22)          (0.37)         (0.37)         (0.36)         (0.35)
                                                       -----------------------------------------------------------------------
Net asset value, end of period                         $    10.56      $    10.73     $    10.47     $    10.29     $     9.90
                                                       =======================================================================

TOTAL RETURN+                                                0.42%#          6.15%          5.46%          7.72%          1.69%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $    4,892      $    4,673     $    1,090     $      309     $      200
Ratio of expenses to average daily net assets (1)            1.33%*          1.32%          1.37%          1.33%          1.16%*
Ratio of net investment income to average net assets         3.14%*          3.23%          3.41%          3.58%          3.86%*
Portfolio turnover rate                                         4%             19%             8%            13%             6%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 1.53%*          1.52%          1.57%          1.53%          1.52%*

                                                                         CLASS C

                                                         SIX MONTHS ENDED
                                                           DECEMBER 31,       FOR THE YEAR ENDED JUNE 30,
                                                               2003@        2003       2002      2001      2000      1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                     $        10.74    $10.48     $10.29    $ 9.90    $10.09    $ 10.32
                                                         ------------------------------------------------------------------
Income from investment operations:
Net investment income                                              0.18      0.37       0.38      0.38      0.40       0.42
Net realized and unrealized gain/(loss) on
   investments                                                    (0.12)     0.29       0.21      0.39     (0.18)     (0.20)
                                                         ------------------------------------------------------------------
Total from investment operations                                   0.06      0.66       0.59      0.77      0.22       0.22
                                                         ------------------------------------------------------------------
Distributions:
Net investment income                                             (0.18)    (0.37)     (0.38)    (0.38)    (0.40)     (0.42)
Net realized gain                                                 (0.05)    (0.03)     (0.02)        -     (0.01)     (0.03)
                                                         ------------------------------------------------------------------
Total distributions                                               (0.23)    (0.40)     (0.40)    (0.38)    (0.41)     (0.45)
                                                         ------------------------------------------------------------------
Net asset value, end of period                           $        10.57    $10.74     $10.48    $10.29    $ 9.90    $ 10.09
                                                         ==================================================================

Total Return+                                                      0.52%#    6.37%      5.81%     7.89%     2.29%      2.13%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $        6,162    $7,608     $6,989    $6,426    $8,969    $17,378
Ratio of expenses to average daily net assets (1)                  1.13%*    1.12%      1.14%     1.17%     0.96%      0.75%
Ratio of net investment income to average net assets               3.34%*    3.43%      3.65%     3.74%     4.06%      4.10%
Portfolio turnover rate                                               4%       19%         8%       13%        6%        31%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       1.83%*    1.82%      1.84%     1.87%     1.84%^     1.90%^

*    Annualized
**   Class B commenced operations on August 3, 1999.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ These ratios were previously reported net of the shareholder servicing fee waiver.
@    Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                                                         CLASS I

                                                        SIX MONTHS ENDED
                                                          DECEMBER 31,                  FOR THE YEAR ENDED JUNE 30,
                                                             2003@           2003       2002        2001       2000        1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                    $         1.00    $   1.00    $   1.00    $  1.00    $  1.00     $  1.00
                                                        ------------------------------------------------------------------------
Income from investment operations:
Net investment income                                            0.005       0.013       0.024      0.057      0.053       0.047
                                                        ------------------------------------------------------------------------
Distributions:
Net investment income                                           (0.005)     (0.013)     (0.024)    (0.057)    (0.053)     (0.047)
                                                        ------------------------------------------------------------------------
Net asset value, end of period                          $         1.00    $   1.00    $   1.00    $  1.00    $  1.00     $  1.00
                                                        ========================================================================

TOTAL RETURN+                                                     0.45%#      1.34%       2.42%      5.85%      5.48%       4.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                   $       91,582    $124,310    $128,530    $81,572    $81,992     $94,079
Ratio of expenses to average net assets (1)                       0.25%*      0.25%       0.25%      0.23%      0.28%       0.39%
Ratio of net investment income to average net assets              0.87%*      1.33%       2.27%      5.74%      5.35%       4.71%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                      0.34%*      0.34%       0.32%      0.40%      0.45%       0.56%

                                                                         CLASS C

                                                          SIX MONTHS ENDED
                                                            DECEMBER 31,                 FOR THE YEAR ENDED JUNE 30,
                                                               2003@          2003       2002       2001        2000       1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                      $         1.00    $  1.00    $  1.00    $  1.00     $  1.00    $  1.00
                                                          ----------------------------------------------------------------------
Income from investment operations:
Net investment income                                              0.003      0.011      0.021      0.055       0.050      0.043
                                                          ----------------------------------------------------------------------
Distributions:
Net investment income                                             (0.003)    (0.011)    (0.021)    (0.055)     (0.050)    (0.043)
                                                          ----------------------------------------------------------------------
Net asset value, end of period                            $         1.00    $  1.00    $  1.00    $  1.00     $  1.00    $  1.00
                                                          ======================================================================

TOTAL RETURN+                                                       0.32%#     1.08%      2.17%      5.59%       5.15%      4.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                     $        9,345    $ 7,598    $ 8,297    $ 2,500     $ 3,435    $ 1,674
Ratio of expenses to average net assets (1)                         0.50%*     0.50%      0.50%      0.48%       0.59%      0.73%
Ratio of net investment income to average net assets                0.62%*     1.08%      2.02%      5.49%       5.04%      4.37%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                        0.79%*     0.79%      0.77%      0.85%       0.97%^     1.10%^

*    Annualized
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^    These ratios were previously reported net of the 12b-1 waiver.
@    Unaudited

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MUNICIPAL MONEY MARKET PORTFOLIO

                                                                         CLASS I

                                                      SIX MONTHS ENDED
                                                        DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                           2003@           2003       2002       2001        2000      1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                     $   1.00        $   1.00   $   1.00   $   1.00   $    1.00   $   1.00
                                                      ------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.004           0.011      0.017      0.036       0.035      0.029
                                                      ------------------------------------------------------------------------
Distributions:
Net investment income                                      (0.004)         (0.011)    (0.017)    (0.036)     (0.035)    (0.029)
                                                      ------------------------------------------------------------------------
Net asset value, end of period                           $   1.00        $   1.00   $   1.00   $   1.00   $    1.00   $   1.00
                                                      ========================================================================

TOTAL RETURN+                                                0.39%#          1.10%      1.69%      3.66%       3.56%      2.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $ 67,363        $ 67,516   $ 57,482   $ 47,665   $  44,535   $ 56,438
Ratio of expenses to average net assets (1)                  0.30%*          0.30%      0.25%      0.28%       0.27%      0.33%
Ratio of net investment income to average net assets         0.77%*          1.09%      1.65%      3.53%       3.48%      2.87%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.33%*          0.33%      0.31%      0.46%       0.45%      0.50%

                                                                         CLASS C

                                                      SIX MONTHS ENDED
                                                         DECEMBER 31,                     FOR THE YEAR ENDED JUNE 30,
                                                           2003@           2003       2002       2001       2000        1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                     $   1.00        $   1.00   $   1.00   $   1.00   $    1.00   $   1.00
                                                      ------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.003           0.008      0.014      0.033       0.032      0.025
                                                      ------------------------------------------------------------------------
Distributions:
Net investment income                                      (0.003)         (0.008)    (0.014)    (0.033)     (0.032)    (0.025)
                                                      ------------------------------------------------------------------------
Net asset value, end of period                           $   1.00        $   1.00   $   1.00   $   1.00   $    1.00   $   1.00
                                                      ========================================================================
TOTAL RETURN+                                                0.26%#          0.85%      1.44%      3.37%       3.24%      2.56%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $ 29,046        $ 25,777   $ 24,181   $ 22,466   $   5,527   $  5,333
Ratio of expenses to average net assets (1)                  0.55%*          0.55%      0.50%      0.55%       0.58%      0.68%
Ratio of net investment income to average net assets         0.52%*          0.84%      1.40%      3.26%       3.17%      2.52%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.78%*          0.78%       0.76%     0.93%       0.96%^     1.06%^

*   Annualized
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods of less than one year are not annualized.
^   These ratios were previously reported net of the 12b-1 waiver.
@   Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CASH RESERVE PORTFOLIO

                                                                         CLASS I

                                                      SIX MONTHS ENDED
                                                         DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                            2003@          2003       2002       2001       2000        1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                     $   1.00        $   1.00   $   1.00   $   1.00   $    1.00   $   1.00
                                                      ------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.004           0.013      0.024      0.058       0.054      0.048
                                                      ------------------------------------------------------------------------
Distributions:
Net investment income                                      (0.004)         (0.013)    (0.024)    (0.058)     (0.054)    (0.048)
                                                      ------------------------------------------------------------------------
Net asset value, end of period                           $   1.00         $  1.00   $   1.00   $   1.00   $    1.00   $   1.00
                                                      ========================================================================
TOTAL RETURN+                                                0.43%#          1.33%      2.44%      5.92%       5.56%      4.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $ 43,253        $ 46,717   $ 47,402   $ 35,453   $  32,028   $ 29,351
Ratio of expenses to average net assets (1)                  0.30%*          0.30%      0.25%      0.27%       0.31%      0.39%
Ratio of net investment income to average net assets         0.85%*          1.34%      2.36%      5.51%       5.55%      4.84%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.36%*          0.34%      0.31%      0.45%       0.48%      0.56%

                                                                         CLASS B

                                                      SIX MONTHS ENDED
                                                        DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                           2003@          2003**
SELECTED PER - SHARE DATA
Net asset value, beginning of period                     $   1.00        $   1.00
                                                      ------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.001           0.002
                                                      ------------------------------------------------------------------------
Distributions:
Net investment income                                      (0.001)         (0.002)
                                                      ------------------------------------------------------------------------
Net asset value, end of period                           $   1.00        $   1.00
                                                      ========================================================================
TOTAL RETURN+                                                0.10%#          0.21%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $     14        $     18
Ratio of expenses to average net assets (1)                  0.95%*          1.14%*
Ratio of net investment income to average net assets         0.20%*          0.50%*
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 1.37%*          1.36%*

*   Annualized
**  Class B commenced operations on October 28, 2002.
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods of less than one year are not annualized.
@   Unaudited

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS C

                                                      SIX MONTHS ENDED
                                                         DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                           2003@            2003        2002      2001       2000        1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                     $   1.00        $   1.00   $   1.00   $    1.00   $    1.00   $   1.00
                                                      -------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.003           0.011      0.022       0.055       0.053      0.046
                                                      -------------------------------------------------------------------------
Distributions:
Net investment income                                      (0.003)         (0.011)    (0.022)     (0.055)     (0.053)    (0.046)
                                                      -------------------------------------------------------------------------
Net asset value, end of period                           $   1.00        $   1.00   $   1.00   $    1.00   $    1.00   $   1.00
                                                      =========================================================================
TOTAL RETURN+                                                0.30%#          1.08%      2.19%       5.65%       5.38%      4.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $ 201,709       $ 209,062  $ 212,250  $ 231,201   $ 107,154   $ 62,961
Ratio of expenses to average net assets (1)                   0.55%*          0.55%      0.50%      0.52%       0.55%      0.66%
Ratio of net investment income to average net assets          0.60%*          1.09%      2.11%      5.26%       5.30%      4.58%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.81%*          0.79%      0.76%      0.90%       0.93%^     1.03%^

*   Annualized
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods of less than one year are not annualized.
^   These ratios were previously reported net of the 12b-1 waiver.
@   Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a "Portfolio"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I, A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I, A, B and C). As of December 31, 2003, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios ("Money Market Portfolios"). Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans. Income, expenses (other than expenses incurred under each Class Distribution and Service Plan and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION:

CORE EQUITY, CAPITAL APPRECIATION, INTERMEDIATE BOND AND TENNESSEE TAX-FREE
PORTFOLIOS: Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term fixed-income securities maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET PORTFOLIOS: Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust's advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS: Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date. Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio's net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

INCOME TAXES: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Portfolios intend to comply with the provisions of the Internal Revenue Code.

INTEREST INCOME: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: For the Money Market Portfolios, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net investment income. Distributions for the Core Equity Portfolio are declared and paid quarterly. Distributions for the Capital Appreciation Portfolio are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes.

2. SHARES OF BENEFICIAL INTEREST

                                               CORE EQUITY PORTFOLIO                   CAPITAL APPRECIATION PORTFOLIO
                                      ------------------------------------------------------------------------------------
                                      FOR THE SIX MONTHS      FOR THE YEAR        FOR THE SIX MONTHS      FOR THE YEAR
                                      ENDED DECEMBER 31,      ENDED JUNE 30,      ENDED DECEMBER 31,      ENDED JUNE 30,
                                             2003             2003 (AUDITED)             2003             2003 (AUDITED)
                                      ------------------------------------------------------------------------------------
Dollars issued and redeemed:
      Class I:
        Issued                        $       31,131,968    $       34,207,345    $       11,239,713    $        7,802,772
        Distributions reinvested                 519,998             1,025,408                     0                     0
        Redeemed                             (79,628,000)         (109,427,157)           (2,430,109)           (3,789,733)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)          $      (47,976,034)   $      (74,194,404)   $        8,809,604    $        4,013,039
                                      ====================================================================================
      Class A:
        Issued                        $        4,297,368    $       23,168,197    $        1,000,657    $          472,397
        Distributions reinvested                  65,916               117,788                     0                     0
        Redeemed                              (6,993,974)          (48,504,956)             (740,715)           (1,447,464)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)          $       (2,630,690)   $      (25,218,971)   $          259,942    $         (975,067)
                                      ====================================================================================
      Class B:
        Issued                        $          518,904    $        1,262,043    $          328,538    $          181,637
        Distributions reinvested                       0                     0                     0                     0
        Redeemed                              (1,124,298)           (2,839,038)              (21,312)             (234,023)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)          $         (605,394)   $       (1,576,995)   $          307,226    $          (52,386)
                                      ====================================================================================
      Class C:
        Issued                        $        1,098,523    $        1,886,021    $          153,253    $          140,943
        Distributions reinvested                       0                     0                     0                     0
        Redeemed                              (5,552,190)          (12,629,942)              (77,000)             (175,763)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)          $       (4,453,667)   $      (10,743,921)   $           76,253    $          (34,820)
                                      ====================================================================================
Shares issued and redeemed:
      Class I:
        Issued                                 1,825,671             2,337,674             1,101,337             1,043,941
        Distributions reinvested                  30,493                72,097                     0                     0
        Redeemed                              (4,676,588)           (7,560,640)             (243,473)             (502,413)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)                  (2,820,424)           (5,150,869)              857,864               541,528
                                      ====================================================================================
      Class A:
        Issued                                   253,361             1,586,563               103,431                61,877
        Distributions reinvested                   3,881                 8,293                     0                     0
        Redeemed                                (411,006)           (3,369,544)              (78,157)             (210,298)
                                     ------------------------------------------------------------------------------------
     Net increase/(decrease)                    (153,764)           (1,774,688)               25,274              (148,421)
                                      ====================================================================================
      Class B:
        Issued                                    31,643                87,722                33,418                22,902
        Distributions reinvested                       0                     0                     0                     0
        Redeemed                                 (68,297)             (205,561)               (2,169)              (31,225)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)                     (36,654)             (117,839)               31,249                (8,323)
                                      ====================================================================================
      Class C:
        Issued                                    67,229               131,005                16,468                21,015
        Distributions reinvested                       0                     0                     0                     0
        Redeemed                                (342,319)             (920,792)               (8,357)              (25,861)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)                    (275,090)             (789,787)                8,111                (4,846)
                                      ====================================================================================

                                            INTERMEDIATE BOND PORTFOLIO                 TENNESSEE TAX-FREE PORTFOLIO
                                      ------------------------------------------------------------------------------------
                                      FOR THE SIX MONTHS      FOR THE YEAR        FOR THE SIX MONTHS      FOR THE YEAR
                                      ENDED DECEMBER 31,      ENDED JUNE 30,      ENDED DECEMBER 31,      ENDED JUNE 30,
                                             2003             2003 (AUDITED)            2003              2003 (AUDITED)
                                      ------------------------------------------------------------------------------------
Dollars issued and redeemed:
      Class I:
        Issued                        $       27,197,439    $      275,535,719    $        9,969,271    $       16,154,032
        Distributions reinvested               7,054,876             2,893,703               215,798               372,520
        Redeemed                             (68,167,295)          (41,295,158)          (14,623,423)          (21,549,890)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)          $      (33,914,980)   $      237,134,264    $       (4,438,354)   $       (5,023,338)
                                      ====================================================================================
      Class A:
        Issued                        $        3,977,909    $       18,228,314    $          708,621    $        3,596,629
        Distributions reinvested               1,445,958             2,260,031               159,127               299,804
        Redeemed                              (5,513,716)          (19,960,929)           (2,490,933)           (1,721,902)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)          $          (89,849)   $          527,416    $       (1,623,185)   $        2,174,531
                                      ====================================================================================
      Class B:
        Issued                        $           23,106               713,214    $          578,306    $        3,666,891
        Distributions reinvested                  11,296                 8,130                61,132                64,500
        Redeemed                                  (2,019)              (51,690)             (344,458)             (202,212)
                                      ------------------------------------------------------------------------------------
     Net increase                     $           32,383               669,654    $          294,980    $        3,529,179
                                      ====================================================================================
      Class C:
        Issued                        $           31,192    $        2,130,445    $           83,250    $        1,805,007
        Distributions reinvested                  59,259                56,443               119,383               242,991
        Redeemed                                (708,558)             (566,144)           (1,517,747)           (1,602,709)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)          $         (618,107)   $        1,620,744    $       (1,315,114)   $          445,289
                                      ====================================================================================
Shares issued and redeemed:
      Class I:
        Issued                                 2,569,192            26,482,764               949,273             1,520,946
        Distributions reinvested                 671,693               271,229                20,519                35,092
        Redeemed                              (6,437,423)           (3,870,263)           (1,389,206)           (2,027,020)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)                  (3,196,538)           22,883,730              (419,414)             (470,982)
                                      ====================================================================================
      Class A:
        Issued                                   377,250             1,729,079                67,450               336,302
        Distributions reinvested                 137,614               211,748                15,105                28,184
        Redeemed                                (521,518)           (1,882,778)             (237,084)             (161,721)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)                      (6,654)               58,049              (154,529)              202,765
                                      ====================================================================================
      Class B:
        Issued                                     2,191                66,772                54,565               344,246
        Distributions reinvested                   1,075                   758                 5,811                 6,070
        Redeemed                                    (190)               (4,835)              (32,698)              (18,917)
                                      ------------------------------------------------------------------------------------
     Net increase                                  3,076                62,695                27,678               331,399
                                      ====================================================================================
      Class C:
        Issued                                     2,954               204,103                 7,811               169,673
        Distributions reinvested                   5,639                 5,290                11,345                22,873
        Redeemed                                 (67,266)              (53,402)             (144,646)             (150,911)
                                      ------------------------------------------------------------------------------------
     Net increase/(decrease)                     (58,673)              155,991              (125,490)               41,635
                                      ====================================================================================

                                       U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                      ----------------------------------------
                                      FOR THE SIX MONTHS      FOR THE YEAR
                                      ENDED DECEMBER 31,      ENDED JUNE30,
                                            2003              2003 (AUDITED)
                                      ----------------------------------------
Shares/Dollars issued and
 redeemed:
       Class I:
           Issued                       $     56,372,521      $    108,063,608
           Distributions reinvested                    0                     3
           Redeemed                          (89,087,710)         (112,283,640)
                                      ----------------------------------------
   Net decrease                         $    (32,715,189)     $     (4,220,029)
                                      ========================================
       Class C:
           Issued                       $      9,168,042      $     23,129,310
           Distributions reinvested               29,059                82,126
           Redeemed                           (7,449,607)          (23,910,119)
                                      ----------------------------------------
    Net increase/(decrease)             $      1,747,494      $       (698,683)
                                      ========================================

                                       MUNICIPAL MONEY MARKET PORTFOLIO              CASH RESERVE PORTFOLIO
                                     -----------------------------------------------------------------------------
                                     FOR THE SIX MONTHS    FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                     ENDED DECEMBER 31,    ENDED JUNE 30,    ENDED DECEMBER 31,     ENDED JUNE 30,
                                           2003            2003 (AUDITED)            2003           2003 (AUDITED)
                                     -----------------------------------------------------------------------------
Shares/Dollars issued and
  redeemed:
        Class I:
           Issued                    $       52,873,583  $       77,678,265  $        37,180,975  $      146,955,464
           Distributions reinvested                   0                   1                9,004              32,425
           Redeemed                         (53,026,705)        (67,642,285)         (40,653,803)       (147,673,655)
                                     -------------------------------------------------------------------------------
   Net increase/(decrease)           $         (153,122) $       10,035,981  $        (3,463,824) $         (685,766)
                                     ===============================================================================
        Class B:
           Issued                    $                -  $                -  $       160,654,164  $          161,608
           Distributions reinvested                   -                   -              632,815                  71
           Redeemed                                   -                   -         (168,640,162)           (143,208)
                                     -------------------------------------------------------------------------------
    Net increase/(decrease)          $                -  $                -  $        (7,353,183) $           18,471
                                     ===============================================================================
        Class C:
           Issued                    $       35,384,178  $       65,556,027  $                 0  $      364,818,305
           Distributions reinvested              72,140             209,724                   15           2,301,275
           Redeemed                         (32,187,193)        (64,169,455)              (4,547)       (370,308,561)
                                     -------------------------------------------------------------------------------
    Net increase/(decrease)          $        3,269,125  $        1,596,296  $            (4,532) $       (3,188,981)
                                     ===============================================================================

3. INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS

For managing its investment and business affairs, the Core Equity Portfolio is obligated to pay First Tennessee Bank National Association ("First Tennessee") a monthly management fee at the annual rate of .65% of the Core Equity Portfolio's average net assets up to $1 billion and .60% of the Core Equity Portfolio's average net assets over $1 billion. The Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio are obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of each portfolios average net assets up to $250 million and .45% of each portfolios average net assets over $250 million. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

First Tennessee and Delaware Management Company ("DMC") serve as Co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .70% for the first $50 million of the Portfolio's average net assets and .65% on average net assets of the Portfolio in excess of $50 million. Information contained in this report prior to June 1, 2000, for the Capital Appreciation Portfolio reflects the operations of the Portfolio while Investment Advisers Inc. was co-adviser. DMC was approved as the Portfolio co-adviser at a special meeting of the shareholders of the Portfolio on May17, 2000.

First Tennessee and BlackRock Institutional Management Corporation ("BIMC") serve as Co-advisers to the U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and the Cash Reserve Portfolio.

At a special meeting on June 1, 2001, shareholders of each of the Money Market Portfolios approved an Investment Advisory and Management Agreement between the Trust and First Tennessee, as co-adviser to the Money Market Portfolios, and a new Investment Advisory and Management Agreement between the Trust and BIMC, as investment adviser to the Money Market Portfolios effective July 1, 2001.

Each Money Market Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .05% of its average net assets. Each Money Market Portfolio is also obligated to pay BIMC monthly management fees at the annual rate of .08% of aggregate average monthly net assets of each portfolio up to $500 million, .06% of the next $500 million, and .05% on amounts greater than $1 billion.

For the Core Equity Portfolio, Highland Capital Management Corporation ("Highland") serves as the sub-adviser pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of .38% of the Core Equity Portfolio's average net assets up to $1 billion and .35% of the Core Equity Portfolio's average net assets over $1 billion.

For the Intermediate Bond and Tennessee Tax-Free Portfolios, Martin & Company, Inc. ("Martin"), serves as sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Martin is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. First Tennessee is obligated to pay Martin a monthly sub advisory fee at the annual rate of .30% of each Portfolio's average net assets up to $250 million and .27% of each Portfolio's average net assets over $250 million.

4. ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS' duties include providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to receive administration fees from each of the Money Market Portfolios at the annual rate of .050% of the first $500 million of average net assets and .025% on average net assets in excess of $500 million and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .115% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each of the Money Market Portfolios, at the annual rate of .050% of average net assets and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .085% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of Classes B and C of the Trust. Each Plan provides for payments to ADI at the annual rates up to the amounts listed below. The Trustees have also adopted Shareholder Servicing Plans on behalf of Classes A, B and C of the Portfolios indicated below, under which brokers/dealers, advisers or other financial institutions are paid at the annual rates up to the amounts shown in the table.

                                         CLASS A      CLASS B        CLASS C
                                         -------      -------        -------
                                       SHAREHOLDER                         SHAREHOLDER
                                      SERVICING FEE  12b-1FEE  12b-1 FEE  SERVICING FEE
Core Equity                               0.25%        1.00%        0.75%     0.25%
Capital Appreciation                      0.25%        1.00%        0.75%     0.25%
Intermediate Bond                         0.25%        0.70%        0.75%     0.25%
Tennessee Tax-Free                        0.25%        0.70%        0.75%     0.25%
U.S. Government Money Market                 -            -         0.45%        -
Municipal Money Market                       -            -         0.45%        -
Cash Reserve                                 -         1.00%        0.45%        -

5. WAIVER OF EXPENSES

INTERMEDIATE BOND AND TENNESSEE TAX-FREE PORTFOLIOS:
For the six months ended December 31, 2003, First Tennessee voluntarily agreed to waive its management fee for the Intermediate Bond and Tennessee Tax-Free Portfolios to .30% of each portfolio's average net assets.

For the six months ended December 31, 2003, the 12b-1 fee charged by Class C of the Intermediate Bond and Tennessee Tax-Free Portfolios was waived to .50% of average net assets. Additionally, the shareholder servicing fee charged by Class C of the Tennessee Tax-Free Portfolio was waived to .00% of its average net assets.

Pursuant to these voluntary waivers, for the six months ended December 31, 2003, fees waived for the Portfolios were as follows:

                                         INTERMEDIATE BOND        TENNESSEE TAX-FREE
       Management fees waived                $ 418,533                 $ 182,848
       12b-1 fees waived                         3,846                     8,256
       Shareholder servicing fees waived             -                     8,256

MONEY MARKET PORTFOLIOS:
For the six months ended, December 31, 2003, First Tennessee, as co-adviser and co-administrator, contractually agreed to waive its co-advisory and co-administration fees, to the extent necessary for Class I of the U.S. Government Money Market Portfolio to maintain a total expense ratio of no more than .25% of its average net assets, and Class I of the Municipal Money Market and Cash Reserve Portfolios to maintain a total expense ratio of no more than ..30% of their average net assets, respectively.

For the six months ended, December 31, 2003, the 12b-1 fee charged by Class C of the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios were limited to .25% of average net assets. The 12b-1 fee charged by Class B of the Cash Reserve Portfolio was limited to .75% of average net assets from July 1 to July 7, 2003, .65% of average net assets from July 8 to November 5, 2003, and .60% of net assets effective November 16, 2003.

Pursuant to these voluntary waivers, for the six months ended, December 31, 2003, fees were waived for the Money Market Portfolios as follows:

                                    MANAGEMENT FEE      CO-ADMINISTRATION FEE       CLASS B 12b-1FEE     CLASS C 12b-1 FEE
U.S. Government Money Market          $  30,834               $  21,930                 $      -             $   9,333
Municipal Money Market                $  14,141               $   1,567                 $      -             $  28,243
Cash Reserve                          $  63,524               $  15,408                 $     28             $ 211,761

6. PROXY VOTING

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities is available without a charge, upon request, by contacting First Funds at 800.442.1941 or www.firstfunds.com and on the Commission's website at http://www.sec.gov.

7. OTHER

As of December 31, 2003, one shareholder (a related party) owned 20% of the Core Equity Portfolio, 57% of the Capital Appreciation Portfolio and 29% of the Intermediate Bond Portfolio. Additionally, as of December 31, 2003, one shareholder owned 17% of the Municipal Money Market Portfolio, and 63% of the Cash Reserve Portfolio.

The Trustees of the Trust receive an annual fee of $9,000, with the exception of the Chairman of the Board of Trustees who receives $11,000 annually. Each Trustee also receives an additional fee for each Trustees' meeting attended.

A SPECIAL MEETING OF FIRST FUNDS SHAREHOLDERS WAS HELD ON AUGUST 1, 2003, FOR THE PURPOSES OF:

1. To vote on an amendment to the Distribution Plans for Class B of the Core Equity and Capital Appreciation Portfolios, and for Class C of the Core Equity and Cash Reserve Portfolios that allows for a defensive Rule 12b-1 plan; and

2. To vote on a Distribution Plan for Class A of the Core Equity, Capital Appreciation, Bond, Intermediate Bond, and Tennessee Tax-Free Portfolios that allows for a defensive Rule 12b-1 plan.

Proposals passed by the required majority of shareholders are described in the table below. Proposals that were not passed by the required majority of shareholders were adjourned as noted in the table.

                                                    SHARES VOTED        SHARES  VOTED                     SHARES ABSTAINED
PROPOSAL                                            FOR PROPOSAL        AGAINST PROPOSAL                  FROM VOTING
1. TO APPROVE AN AMENDMENT TO THE DISTRIBUTION
   PLANS FOR EACH CLASS OF A PORTFOLIO WHICH HAS A
   DISTRIBUTION PLAN:
   a. Capital Appreciation - Class B                --------------------------- Adjourned --------------------------------
   b. Core Equity Portfolio - Class B               --------------------------- Adjourned --------------------------------
   c. Cash Reserve Portfolio - Class C              93,514,497.205            4,994,669.440                  4,981,229.990
   d. Core Equity Portfolio - Class C               ------------------- Adjourned to August 15,2003 ----------------------

2. TO APPROVE DISTRIBUTION PLANS FOR CLASS I AND
   CLASS A OF EACH PORTFOLIO:
   a. Capital Appreciation Portfolio - Class A         161,974.664              8,473.823                          433.814
   b. Core Equity Portfolio - Class A               --------------------------- Adjourned --------------------------------
   c. Bond Portfolio - Class A                      --------------------------- Adjourned --------------------------------
   d. Intermediate Bond Portfolio - Class A         --------------------------- Adjourned --------------------------------

A SPECIAL METTING OF FIRST FUNDS CORE EQUITY CLASS C SHAREHOLDERS WAS HELD ON AUGUST 15, 2003, FOR THE PURPOSE OF:

1. To vote on an amendment to the Distribution Plan for Class C of the Core Equity Portolio that allows for a defensive Rule 12b-1 plan.

Proposals passed by the required majority of shareholders are described in the table below.

                                                    SHARES VOTED    SHARES  VOTED      SHARES ABSTAINED
PROPOSAL                                            FOR PROPOSAL    AGAINST PROPOSAL   FROM VOTING
-------------------------------------------------------------------------------------------------------
1. TO APPROVE AN AMENDMENT TO THE DISTRIBUTION
   PLANS FOR EACH CLASS OF A PORTFOLIO WHICH HAS A
   DISTRIBUTION PLAN:
   a. Core Equity Portfolio - Class C               1,554,641.644        127,520.923         71,402.902

8. TRUSTEES

INDEPENDENT TRUSTEES

                                               TERM OF OFFICE, LENGTH
                                               OF TIME SERVED AND
                           POSITION(S) HELD    NUMBER OF PORTFOLIOS             PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS**
NAME, ADDRESS & AGE        WITH TRUST          OVERSEEN                         AND OTHER DIRECTORSHIPS HELD BY
                                                                                TRUSTEE
JOHN A. DECELL (67)        Trustee             John A. DeCell has been a        Mr. DeCell is the proprietor of DeCell &
                                               Trustee since 1992 and           Company (real estate and business consulting),
1625 Broadway, Suite 2200                      oversees 7 portfolios.           and President of Capital Advisers, Inc. (real
Denver, Colorado 8020                                                           estate consulting and asset management).

LARRY W. PAPASAN (62)      Trustee             Larry W.Papasan has been a       Mr. Papasan is Director of Smith & Nephew,
                                               Trustee since 1992 and           Inc. (orthopedic division). Mr. Papasan is a
1625 Broadway, Suite 2200                      oversees 7 portfolios.           former Director of First American National
Denver, Colorado 80202                                                          Bank of Memphis and The West Tennessee Board of
                                                                                First American National Bank (1988 - 1991) and was
                                                                                President of Memphis Light Gas and Water Division
                                                                                of the City of Memphis (1984 - 1991). Mr. Papasan
                                                                                is also a member of the Board of the Plough
                                                                                Foundation, a non-profit trust.

RICHARD C. RANTZOW (64)    Chairman & Trustee  Richard C. Rantzow has been      Mr. Rantzow was Vice President/Director, Ron Miller
                                               Chairman and Trustee since       Associates, Inc. (manufacturer). Mr. Rantzow
1625 Broadway, Suite 2200                      1992 and oversees 7              was Managing Partner (until 1990) of the Memphis
Denver, Colorado 80202                         portfolios.                      office of Ernst & Young.

INTERESTED TRUSTEES        Trustee             George P. Lewis has been a       Mr. Lewis is currently a director of Methodist
                                               Trustee since 1999 and           Home Care and Methodist Extended Care
*GEORGE P. LEWIS (64)                          oversees 7 portfolios.           Hospital, a non-profit health care company.
                                                                                From 1976 until October 1999, Mr. Lewis was
1625 Broadway, Suite 2200                                                       Executive Vice President and Manager of Money
Denver, Colorado 80202                                                          Management Group of First Tennessee Bank. During
                                                                                that time he was also a director of certain First
                                                                                Tennessee affiliates including Hickory Venture
                                                                                Capital Corporation, a venture capital company,
                                                                                and First Tennessee Brokerage, a broker/dealer. He
                                                                                was also a director for Martin & Company and
                                                                                Highland Capital Management Corp., both investment
                                                                                advisers and affiliates of First Tennessee.

*CHARLES G.BURKETT (52)    Trustee             Charles Burkett has been a       Mr. Burkett is currently the President,
                                               Trustee since June 2003 and      Memphis Financial Services, of First Tennessee
1625 Broadway,Suite 2200                       oversees 7 portfolios.           Bank. Mr. Burkett served as an Executive Vice
Denver,Colorado 80202                                                           President, Manager Affluent Markets, First
                                                                                Tennessee Bank, from 1997 to 2001. Mr. Burkett
                                                                                is a director of certain First Tennessee
                                                                                affiliates, including First Tennessee
                                                                                Brokerage, a broker/dealer and Highland
                                                                                Capital Management Corp. and Martin & Company,
                                                                                both investment advisers and affiliates of
                                                                                First Tennessee. Because of his affiliation
                                                                                with First Tennessee, Mr. Burkett is
                                                                                considered an "Interested" Trustee of First
                                                                                Funds Trust.

*   Trustees deemed "interested persons" of the Trust for purposes of the 1940
    Act.
** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

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

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

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

[GRAPHIC]

INVESTMENT ADVISER
Core Equity, Intermediate Bond, and
Tennessee Tax-Free Portfolios


FIRST TENNESSEE BANK NATIONAL
ASSOCIATION  - Memphis, Tennessee


CO-INVESTMENT ADVISERS
Capital Appreciation Portfolio


FIRST TENNESSEE BANK NATIONAL
ASSOCIATION - Memphis, Tennessee


DELAWARE MANAGEMENT COMPANY -
Philadelphia, Pennsylvania


CO-INVESTMENT ADVISERS
Money Market Portfolios


FIRST TENNESSEE BANK NATIONAL
ASSOCIATION - Memphis, Tennessee


BLACKROCK INSTITUTIONAL MANAGEMENT
CORPORATION - Wilmington, Delaware


SUB-ADVISER
Core Equity Portfolio

HIGHLAND CAPITAL MANAGEMENT
CORP. - Memphis, Tennessee

SUB-ADVISER
Intermediate Bond and Tennessee Tax-Free
Portfolios


MARTIN & COMPANY, INC.-
Knoxville, Tennessee


ADMINISTRATOR &
FUND ACCOUNTANT
ALPS MUTUAL FUNDS SERVICES, INC.-
Denver, Colorado


DISTRIBUTOR
ALPS DISTRIBUTORS, INC.-
Denver, Colorado


CO-ADMINISTRATOR
FIRST TENNESSEE BANK NATIONAL
ASSOCIATION - Memphis, Tennessee


TRANSFER AND SHAREHOLDER
SERVICING AGENT
BOSTON FINANCIAL DATA SERVICES -
Boston, Massachusetts


CUSTODIAN
STATE STREET BANK & TRUST COMPANY
Boston, Massachusetts


OFFICERS
GEORGE P. LEWIS, President
JEREMY O. MAY, Treasurer
TRACI A. THELEN, Secretary

TRUSTEES
CHARLES G. BURKETT
JOHN A. DECELL
GEORGE P. LEWIS
LARRY W. PAPASAN
RICHARD C. RANTZOW


This report has been prepared for First Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.


FIRSTFUNDS
1625 BROADWAY
SUITE 2200
DENVER, CO 80202

800.442.1941
www.FirstFunds.com

[FIRST TENNESSEE LOGO]
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Item 2.   CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

Item 6.   [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

N/A

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

Item 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

N/A

Item 10.  CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 11.  EXHIBITS

(a)(1) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert and Ex-99.906Cert.

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                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:    /s/George Lewis
       ---------------
       George Lewis
       President

Date:  March 5, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/George Lewis
       ---------------
       George Lewis
       President

Date:  March 5, 2004

By:    /s/Jeremy O. May
       ----------------
       Jeremy O. May
       Treasurer

Date:  March 5, 2004